UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Item 1. Shareholder Report.

Annual Report

September 30, 2020

State Street Institutional Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by calling 800-242-0134.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-242-0134. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Institutional Funds

Annual Report

September 30, 2020

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

State Street Institutional Funds

Notes to Performance — September 30, 2020 (Unaudited)

Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index of stocks (“S&P 500 Index”) is an unmanaged market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights.

The Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI® EAFE® Index”) is an unmanaged, free float-adjusted, market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, index returns do not reflect the actual cost of investing in the instruments that comprise an index.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) for investment advisory and administrative services.

Notes to Performance	1

State Street Institutional U.S. Equity Fund

Management Discussion of Fund Performance — September 30, 2020 (Unaudited)

The State Street Institutional U.S. Equity Fund (the “Fund”) seeks to provide long-term capital growth. The Fund’s benchmark is the S&P 500® Index (the “Index”).

For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund’s Investment Class was 20.77% and for the Fund’s Service Class was 20.52%, and the Index was 15.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Diverse strong stock-picking; avoidance of the worst bank underperformers; and underperformance in pharmaceuticals were the primary drivers of Fund performance during the Reporting Period relative to the Index. During a volatile market period, the Fund outperformed in nine of eleven sectors and had nine different industries represented in the top 10 stock contributors, a testament to strong stock-picks across the research and PM team. Bank stocks were particularly weak during the Reporting Period as they were impacted by falling rates and economic headwinds. The Fund is overweight in banks but has exposure to the specialty regional bank First Republic Bank which significantly outperformed the weak performing major banks. The positive Financials attribution was also helped by significant outperformance of holdings in S&P Global, MSCI and TradeWeb Markets. Pharmaceuticals had a small drag on performance given fund holdings in Merck, Mylan, and Johnson & Johnson underperformed the market. Merck and Johnson & Johnson were negatively impacted by COVID-19 as they experienced a pandemic related decline in drugs and medical device sales that we would expect to recover as pent-up demand for these products returns. Within Health Care, these negatives were offset by a positive contribution from Gilead, which benefited from the COVID-19 treatment Remdesivir and Vertex, and which continued to benefit from their market leading cystic fibrosis drug.

The Fund used futures in order to efficiently manage cash flows due to subscriptions and redemptions during the Reporting Period. The Fund’s use of futures had a slight negative impact on Fund performance.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Amazon.com, and Microsoft. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Schlumberger, JPMorgan Chase, and Chevron.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Performance Summary — September 30, 2020 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Top Ten Largest Holdings

as of September 30, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	5.99%

Apple Inc.	5.48%

Amazon.com Inc.	5.39%

Alphabet Inc., Class A	2.72%

Facebook Inc., Class A	2.72%

Visa Inc., Class A	2.46%

JPMorgan Chase & Co.	2.34%

Merck & Company Inc.	2.18%

Applied Materials Inc.	1.89%

Lowe’s Companies Inc.	1.81%

Sector Allocation as of September 30, 2020

Portfolio Composition as a % of Fair Value of $460,888 (in thousands) as of September 30, 2020 (a)(b)

Average Annual Total Return for the periods ended September 30, 2020

Investment Class Shares (Inception date: 11/25/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional U.S. Equity Fund	20.77%	14.55%	13.33%	$34,947

S&P 500® Index	15.15%	14.15%	13.74%	$36,244

Service Class Shares (Inception date: 1/3/01)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional U.S. Equity Fund	20.52%	14.28%	13.13%	$34,332

S&P 500® Index	15.15%	14.15%	13.74%	$36,244

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund

Performance Summary, continued — September 30, 2020 (Unaudited)

4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,335.60	$1,023.20
Expenses Paid During Period*	$2.16	$1.87

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.63%** for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,334.20	$1,021.90
Expenses Paid During Period*	$3.68	$3.18

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.63%** for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund

Schedule of Investments — September 30, 2020

	Number of Shares	Fair Value $

Common Stock - 98.7%†
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	39,136	2,251,885

Air Freight & Logistics - 0.6%
United Parcel Service Inc., Class B	15,792	2,631,421

Application Software - 2.9%
Adobe Inc. (a)	7,484	3,670,378
Intuit Inc.	2,598	847,494
salesforce.com Inc. (a)	32,273	8,110,850
Splunk Inc. (a)	3,742	703,982

		13,332,704

Asset Management & Custody Banks - 0.3%
The Blackstone Group Inc., Class A	27,021	1,410,496

Automotive Retail - 0.6%
O’Reilly Automotive Inc. (a)	6,006	2,769,246

Biotechnology - 0.9%
BioMarin Pharmaceutical Inc. (a)	19,596	1,490,864
Vertex Pharmaceuticals Inc. (a)	10,483	2,852,634

		4,343,498

Building Products - 1.6%
Allegion PLC	8,662	856,758
Trane Technologies PLC	52,219	6,331,554

		7,188,312

Cable & Satellite - 1.9%
Charter Communications Inc., Class A (a)	8,954	5,590,340
Comcast Corp., Class A	67,606	3,127,454

		8,717,794

Construction Materials - 1.0%
Martin Marietta Materials Inc.	18,675	4,395,348

Data Processing & Outsourced Services - 4.0%
Fidelity National Information Services Inc.	11,439	1,683,935
Mastercard Inc., Class A	16,367	5,534,829
Visa Inc., Class A	56,662	11,330,700

		18,549,464

	Number of Shares	Fair Value $
Diversified Banks - 2.3%
JPMorgan Chase & Co.	112,236	10,804,960

Diversified Support Services - 0.4%
Cintas Corp.	5,093	1,695,103

Electric Utilities - 1.3%
American Electric Power Company Inc.	17,910	1,463,784
NextEra Energy Inc.	16,231	4,505,077

		5,968,861

Electronic Components - 2.5%
Amphenol Corp., Class A	42,658	4,618,582
Corning Inc.	216,683	7,022,696

		11,641,278

Environmental & Facilities Services - 1.1%
Waste Management Inc.	45,822	5,185,676

Financial Exchanges & Data - 2.3%
CME Group Inc.	23,919	4,001,888
MSCI Inc.	2,210	788,484
S&P Global Inc.	13,692	4,937,335
Tradeweb Markets Inc., Class A	16,974	984,492

		10,712,199

Footwear - 0.9%
NIKE Inc., Class B	31,692	3,978,614

Healthcare Equipment - 2.9%
Becton Dickinson and Co.	12,367	2,877,554
Boston Scientific Corp. (a)	186,252	7,116,689
Medtronic PLC	31,057	3,227,443

		13,221,686

Healthcare Facilities - 0.6%
HCA Healthcare Inc.	23,130	2,883,848

Healthcare Services - 1.2%
Cigna Corp.	21,705	3,677,044
Quest Diagnostics Inc.	16,040	1,836,420

		5,513,464

Home Improvement Retail - 2.2%
Lowe’s Companies Inc.	50,343	8,349,890
The Home Depot Inc.	5,983	1,661,539

		10,011,429

See Notes to Schedules of Investments and Notes to Financial Statements.

6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.2%
Marriott International Inc., Class A	8,697	805,168

Household Products - 1.7%
Colgate-Palmolive Co.	27,397	2,113,678
The Procter & Gamble Co.	42,925	5,966,146

		8,079,824

Hypermarkets & Super Centers - 0.6%
Walmart Inc.	20,213	2,828,001

Industrial Conglomerates - 2.1%
Honeywell International Inc.	43,949	7,234,445
Roper Technologies Inc.	6,259	2,472,993

		9,707,438

Industrial Gases - 0.9%
Air Products & Chemicals Inc. (b)	14,527	4,327,012

Industrial Machinery - 0.5%
Xylem Inc.	24,902	2,094,756

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	13,014	1,492,706

Integrated Oil & Gas - 1.1%
Chevron Corp.	56,667	4,080,024
Exxon Mobil Corp.	35,601	1,222,182

		5,302,206

Integrated Telecommunication Services - 0.4%
AT&T Inc.	65,514	1,867,804

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	14,899	1,206,074

Interactive Media & Services - 6.8%
Alphabet Inc., Class A (a)	8,565	12,552,864
Alphabet Inc., Class C (a)	4,379	6,435,378
Facebook Inc., Class A (a)	47,854	12,532,963

		31,521,205

Internet & Direct Marketing Retail - 5.4%
Amazon.com Inc. (a)(b)	7,882	24,818,290

IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	7,395	1,671,196

	Number of Shares	Fair Value $
Life Sciences Tools & Services - 1.1%
IQVIA Holdings Inc. (a)	32,012	5,046,052

Managed Healthcare - 2.1%
Centene Corp. (a)	79,671	4,647,209
UnitedHealth Group Inc.	15,893	4,954,961

		9,602,170

Movies & Entertainment - 2.0%
Netflix Inc. (a)	3,416	1,708,102
The Walt Disney Co.	59,084	7,331,143

		9,039,245

Multi-Line Insurance - 0.1%
American International Group Inc.	22,127	609,156

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	24,534	5,224,270

Multi-Utilities - 2.0%
CMS Energy Corp.	36,473	2,239,807
Sempra Energy	59,006	6,983,950

		9,223,757

Oil & Gas Equipment & Services - 0.4%
Schlumberger N.V.	129,136	2,009,356

Oil & Gas Exploration & Production - 0.5%
ConocoPhillips	31,754	1,042,801
Pioneer Natural Resources Co.	12,606	1,083,990

		2,126,791

Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	119,911	6,888,887

Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	8,551	1,866,256

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	66,898	4,033,280
Elanco Animal Health Inc. (a)	183,663	5,129,708
Johnson & Johnson	41,728	6,212,465
Merck & Company Inc.	121,239	10,056,775
Mylan N.V. (a)	99,153	1,470,439

		26,902,667

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	7

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Property & Casualty Insurance - 1.2%
Chubb Ltd.	32,528	3,777,151
The Progressive Corp.	17,991	1,703,208

		5,480,359

Railroads - 0.7%
Union Pacific Corp.	16,352	3,219,218

Regional Banks - 2.8%
First Republic Bank	64,485	7,032,734
Regions Financial Corp.	260,630	3,005,064
SVB Financial Group (a)	11,287	2,715,878

		12,753,676

Restaurants - 0.9%
Domino’s Pizza Inc.	2,221	944,547
McDonald’s Corp.	15,481	3,397,925

		4,342,472

Semiconductor Equipment - 1.9%
Applied Materials Inc.	146,317	8,698,546

Semiconductors - 3.8%
Intel Corp.	34,989	1,811,730
NVIDIA Corp.	12,773	6,913,003
QUALCOMM Inc.	27,554	3,242,555
Texas Instruments Inc.	38,902	5,554,817

		17,522,105

Soft Drinks - 1.7%
PepsiCo Inc.	54,976	7,619,674

Specialized REITs - 0.6%
American Tower Corp.	12,011	2,903,419

Specialty Chemicals - 0.7%
Albemarle Corp.	14,386	1,284,382
DuPont de Nemours Inc.	35,544	1,971,981

		3,256,363

	Number of Shares	Fair Value $
Specialty Stores - 0.5%
Tractor Supply Co.	16,931	2,426,890

Systems Software - 7.2%
Microsoft Corp.	131,287	27,613,595
Oracle Corp.	48,580	2,900,226
ServiceNow Inc. (a)	5,773	2,799,905

		33,313,726

Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc.	217,924	25,237,778

Trading Companies & Distributors - 1.2%
United Rentals Inc. (a)	32,259	5,629,195

Trucking - 0.0%*
Lyft Inc., Class A (a)	6,292	173,345

Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	12,941	1,479,933

Total Common Stock (Cost $311,272,257)		455,524,272

Short-Term Investments - 1.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $5,363,497) (c)(d)	5,363,497	5,363,497

Total Investments (Cost $316,635,754)		460,887,769

Liabilities in Excess of Other Assets, net - 0.2%		794,604

NET ASSETS - 100.0%		461,682,373

Other Information:

The Fund had the following short futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-mini Index Futures	December 2020	2	$(335,796)	$(335,200)	$596

During the period ended September 30, 2020, average notional value related to long and short futures contracts was $3,401,921 and $334,827, respectively.

See Notes to Schedules of Investments and Notes to Financial Statements.

8	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Notes to Schedule of Investments — September 30, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional U.S. Equity Fund	Investments in Securities

	Common Stock	$455,524,272	$—	$—	$455,524,272

	Short-Term Investments	5,363,497	—	—	5,363,497

	Total Investments in Securities	$460,887,769	$—	$—	$460,887,769

	Other Financial Instruments

	Short Futures Contracts - Unrealized Appreciation	$596	$—	$—	$596

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	21,310,507	$21,310,507	$60,781,630	$76,728,640	$—	$—	5,363,497	$5,363,497	$94,816

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	9

State Street Institutional Premier Growth Equity Fund

Management Discussion of Fund Performance — September 30, 2020 (Unaudited)

The State Street Institutional Premier Growth Equity Fund (the “Fund”) seeks to provide long-term capital growth and future income. The Fund’s benchmarks are the S&P 500® Index and the Russell 1000® Growth Index (the “Indices”).

For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund’s Investment Class was 39.25% and for the Fund’s Service Class was 38.83%, and the S&P 500 Index was 15.15% and the Russell 1000 Growth Index was 37.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Strong stock selection in IT and consumer discretionary; an underweight to aerospace and defense; and underperformance in communication services were the primary drivers of Fund performance during the Reporting Period relative to the Indices. In IT, the Fund benefitted from software holdings Servicenow and Salesforce.com, which were up significantly on growth in their cloud businesses, and semiconductor company Nvidia whose chips power applications like online gaming and data centers, the use of which has grown during the COVID-19 pandemic. In consumer discretionary, the Fund also benefitted from pandemic related consumption shifts including an increase in online shopping, helping Fund holdings Alibaba and Amazon, and an increase in home improvement, helping Lowe’s. Aerospace and defense companies have been among the largest laggards over the past year as air travel came to a standstill early in 2020 and remains well below pre-pandemic levels. The Fund had no exposure to this industry helping relative returns. In communication services, however, the Fund was impacted by its position in Walt Disney and not owning Netflix. Disney’s parks, cruises, and movie business have all been hit by the pandemic, while Netflix is another beneficiary of more people staying home. We continue to like the long-term fundamentals in Disney driven by its strong portfolio of brands and platforms. We think it’s impacted businesses will recover and its new streaming business is doing well.

The Fund used futures in order to efficiently manage cash flows due to subscriptions and redemptions during the Reporting Period. The Fund’s use of futures contributed to Fund performance relative to the Indices.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Microsoft, and Amazon.com. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were CME Group, Booking Holdings, and Lyft.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

10	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Performance Summary — September 30, 2020 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Top Ten Largest Holdings

as of September 30, 2020 (as a % of Fair Value) (a)(b)

Apple Inc.	9.46%

Microsoft Corp.	9.41%

Amazon.com Inc.	7.08%

Facebook Inc., Class A	4.71%

Visa Inc., Class A	4.44%

Alphabet Inc., Class C	4.38%

salesforce.com Inc.	3.41%

Applied Materials Inc.	3.30%

NVIDIA Corp.	3.00%

Lowe’s Companies Inc.	2.72%

Sector Allocation as of September 30, 2020

Portfolio Composition as a % of Fair Value of $82,784 (in thousands) as of September 30, 2020 (a)(b)

Average Annual Total Return for the periods ended September 30, 2020

Investment Class Shares (Inception date: 10/29/99)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Premier Growth Equity	39.25%	19.23%	16.86%	$47,507
S&P 500® Index	15.15%	14.15%	13.74%	$36,244

Russell 1000® Growth Index	37.53%	20.10%	17.25%	$49,122

Service Class Shares (Inception date: 1/3/01)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Premier Growth Equity	38.83%	18.93%	16.56%	$46,309
S&P 500® Index	15.15%	14.15%	13.74%	$36,244

Russell 1000® Growth Index	37.53%	20.10%	17.25%	$49,122

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Premier Growth Equity Fund

Performance Summary, continued — September 30, 2020 (Unaudited)

12	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,414.20	$1,022.60
Expenses Paid During Period*	$2.90	$2.43

*

Expenses are equal to the Fund’s annualized expense ratio of 0.48%** for Investment Class shares and 0.73%** for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,413.00	$1,021.40
Expenses Paid During Period*	$4.40	$3.69

*

Expenses are equal to the Fund’s annualized expense ratio of 0.48%** for Investment Class shares and 0.73%** for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Institutional Premier Growth Equity Fund	13

State Street Institutional Premier Growth Equity Fund

Schedule of Investments — September 30, 2020

	Number of Shares	Fair Value $

Common Stock - 97.5%†
Application Software - 4.3%
salesforce.com Inc. (a)	11,231	2,822,575
Splunk Inc. (a)	4,076	766,818

		3,589,393

Biotechnology - 4.6%
Alexion Pharmaceuticals Inc. (a)	13,423	1,535,994
BioMarin Pharmaceutical Inc. (a)	9,190	699,175
Vertex Pharmaceuticals Inc. (a)	5,833	1,587,276

		3,822,445

Building Products - 0.7%
Trane Technologies PLC	4,448	539,320

Cable & Satellite - 2.3%
Charter Communications Inc., Class A (a)	2,992	1,868,025

Data Processing & Outsourced Services - 8.2%
Fidelity National Information Services Inc.	11,045	1,625,934
Mastercard Inc., Class A	4,475	1,513,311
Visa Inc., Class A	18,392	3,677,848

		6,817,093

Electronic Components - 1.7%
Corning Inc.	44,044	1,427,466

Financial Exchanges & Data - 3.3%
CME Group Inc.	6,781	1,134,529
S&P Global Inc.	4,454	1,606,113

		2,740,642

Healthcare Equipment - 4.0%
Boston Scientific Corp. (a)	53,283	2,035,943
Intuitive Surgical Inc. (a)	1,798	1,275,753

		3,311,696

Home Improvement Retail - 2.7%
Lowe’s Companies Inc.	13,565	2,249,891

Industrial Conglomerates - 1.7%
Honeywell International Inc.	8,475	1,395,070

Interactive Media & Services - 10.7%
Alphabet Inc., Class A (a)	882	1,292,659
Alphabet Inc., Class C (a)	2,470	3,629,912

	Number of Shares	Fair Value $
Facebook Inc., Class A (a)	14,883	3,897,858

		8,820,429

Internet & Direct Marketing Retail - 8.9%
Alibaba Group Holding Ltd. ADR (a)(b)	5,134	1,509,293
Amazon.com Inc. (a)	1,861	5,859,787

		7,369,080

Managed Healthcare - 2.5%
UnitedHealth Group Inc.	6,514	2,030,870

Movies & Entertainment - 1.7%
The Walt Disney Co.	11,661	1,446,897

Pharmaceuticals - 2.4%
Elanco Animal Health Inc. (a)	72,587	2,027,355

Regional Banks - 1.1%
First Republic Bank	8,719	950,894

Restaurants - 0.9%
Domino’s Pizza Inc.	1,778	756,148

Semiconductor Equipment - 3.3%
Applied Materials Inc.	45,904	2,728,993

Semiconductors - 4.1%
NVIDIA Corp.	4,589	2,483,658
QUALCOMM Inc.	7,545	887,896

		3,371,554

Soft Drinks - 2.3%
PepsiCo Inc.	13,844	1,918,778

Specialized REITs - 1.4%
American Tower Corp.	4,863	1,175,533

Specialty Chemicals - 0.9%
Albemarle Corp.	8,419	751,648

Systems Software - 11.9%
Microsoft Corp.	37,039	7,790,413
ServiceNow Inc. (a)	4,207	2,040,395

		9,830,808

Technology Hardware, Storage & Peripherals - 9.5%
Apple Inc.	67,632	7,832,462

Trading Companies & Distributors - 1.9%
United Rentals Inc. (a)	9,047	1,578,702

See Notes to Schedules of Investments and Notes to Financial Statements.

14	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Trucking - 0.5%
Lyft Inc., Class A (a)	13,733	378,344

Total Common Stock (Cost $42,241,829)		80,729,536

Exchange Traded & Mutual Funds - 1.3%
Technology Select Sector SPDR Fund (c)	1,111	129,653
The Consumer Discretionary Select Sector SPDR Fund (c)	6,161	905,544

Total Exchange Traded & Mutual Funds (Cost $796,557)		1,035,197

Total Investments in Securities (Cost $43,038,386)		81,764,733

	Number of Shares	Fair Value $

Short-Term Investments - 1.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $1,019,025) (b)(c)(d)	1,019,025	1,019,025

Total Investments (Cost $44,057,411)		82,783,758

Liabilities in Excess of Other Assets, net - (0.0)%		(19,149)

NET ASSETS - 100.0%		82,764,609

Other Information:

The Fund had the following short futures contracts open at September 30, 2020:

Description	Expiration date	Numberof Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 E-mini Index Futures	December 2020	2	$(332,350)	$(335,200)	$(2,850)

During the period ended September 30, 2020, average notional value related to long and short futures contracts was $1,163,977 and $328,908, respectively.

Notes to Schedule of Investments — September 30, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2020.

Abbreviations:

ADR American Depositary Receipt

REIT Real Estate Investment Trust

SPDR Standard and Poor’s Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Premier Growth Equity Fund	15

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — September 30, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Premier Growth Equity Fund	Investments in Securities

	Common Stock	$80,729,536	$—	$—	$80,729,536

	Exchange Traded & Mutual Funds	1,035,197	—	—	1,035,197

	Short-Term Investments	1,019,025	—	—	1,019,025

	Total Investments in Securities	$82,783,758	$—	$—	$82,783,758

	Other Financial Instruments

	Short Futures Contracts - Unrealized Depreciation	$(2,850)	$—	$—	$(2,850)

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,985,510	$1,985,510	$38,007,243	$38,973,728	$—	$—	1,019,025	$1,019,025	$47,567
Technology Select Sector SPDR Fund	—	—	117,799	—	—	11,854	1,111	129,653	274
The Consumer Discretionary Select Sector SPDR Fund	18,198	2,196,499	654,079	2,110,704	(42,620)	208,290	6,161	905,544	13,048

TOTAL		$4,182,009	$38,779,121	$41,084,432	$(42,620)	$220,144		$2,054,222	$60,889

See Notes to Schedules of Investments and Notes to Financial Statements.

16	State Street Institutional Premier Growth Equity Fund

State Street Institutional Small-Cap Equity Fund

Management Discussion of Fund Performance — September 30, 2020 (Unaudited)

The State Street Institutional Small-Cap Equity Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the Russell 2000® Index (the “Index”).

For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund’s Investment Class was -3.03% and for the Fund’s Service Class was -3.30%, and the Index was 0.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Champlain and GlobeFlex were the primary drivers of Fund performance during the Reporting Period relative to the Index. Champlain was the strongest contributor riding a strong growth market to substantial outperformance. Champlain’s growth-at-a-reasonable-price portfolio has a heavy technology bias which was additive to returns throughout the year particularly in cloud computing and software-as-a-service holdings. GlobeFlex has a quality-growth bias in their portfolio which was the weakest of the growth areas, but still strong enough to outpace the Index. All of the other investment managers in the portfolio lagged the broader benchmark due to quality and value characteristics in their portfolio.

Derivatives did not meaningfully add or detract from returns and are only used to neutralize the cash in the liquidity sleeve of the account to manage daily flows. The only derivative contracts used are the Russell 2000 e-Mini Futures to match the benchmark and not to speculate in either direction.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Catalent, Inc., Ritchie Bros Auctioneers, and Thor Industries Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Brinks, Argo Group International Holdings and Penn National Gaming.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund

Performance Summary — September 30, 2020 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles, which allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Top Ten Largest Holdings

as of September 30, 2020 (as a % of Fair Value) (a)(b)

Darling Ingredients Inc.	1.33%

The Brink’s Co.	1.17%

Dycom Industries Inc.	1.17%

AGCO Corp.	1.05%

Extended Stay America Inc.	1.04%

Ingevity Corp.	1.01%

The Timken Co.	0.97%

MSA Safety Inc.	0.94%

Altra Industrial Motion Corp.	0.92%

Ritchie Bros Auctioneers Inc.	0.90%

Sector Allocation as of September 30, 2020

Portfolio Composition as a % of Fair Value of $960,569 (in thousands) as of September 30, 2020 (a)(b)

Average Annual Total Return for the periods ended September 30, 2020

Investment Class Shares (Inception date: 8/3/98)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Small-Cap Equity Fund	-3.03%	8.24%	10.58%	27,332

Russell 2000® Index	0.39%	8.01%	9.85%	25,591

Service Class Shares (Inception date: 9/30/05)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional Small-Cap Equity Fund	-3.30%	7.96%	10.30%	$26,647

Russell 2000® Index	0.39%	8.01%	9.85%	$25,591

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Performance Summary, continued — September 30, 2020 (Unaudited)

State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,300.20	$1,020.60
Expenses Paid During Period*	$5.12	$4.50

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Investment Class shares and 1.14% for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,297.40	$1,019.30
Expenses Paid During Period*	$6.55	$5.76

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Investment Class shares and 1.14% for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments — September 30, 2020

	Number of Shares	Fair Value $

Common Stock - 95.5%†
Aerospace & Defense - 0.6%
Cubic Corp.	12,021	699,262
Teledyne Technologies Inc. (a)	15,983	4,958,086

		5,657,348

Agricultural & Farm Machinery - 1.0%
AGCO Corp. (b)	136,103	10,108,370

Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	353,366	12,731,777

Air Freight & Logistics - 0.4%
Air Transport Services Group Inc. (a)	30,581	766,360
Atlas Air Worldwide Holdings Inc. (a)	7,258	442,012
Echo Global Logistics Inc. (a)	29,654	764,184
Forward Air Corp.	13,690	785,532
Hub Group Inc., Class A (a)	13,014	653,238

		3,411,326

Aluminum - 0.1%
Alcoa Corp. (a)	77,783	904,616

Apparel Retail - 0.8%
American Eagle Outfitters Inc.	153,389	2,271,691
Burlington Stores Inc. (a)	14,792	3,048,483
Chico’s FAS Inc.	203,237	197,648
The Buckle Inc.	114,206	2,328,661

		7,846,483

Application Software - 6.3%
ACI Worldwide Inc. (a)(b)	173,020	4,521,013
Altair Engineering Inc., Class A (a)	64,791	2,719,926
Avaya Holdings Corp. (a)	27,397	416,434
Blackbaud Inc.	87,290	4,873,401
Blackline Inc. (a)	64,265	5,760,072
Box Inc., Class A (a)	31,140	540,590
ChannelAdvisor Corp. (a)	35,352	511,544
Cloudera Inc. (a)	64,838	706,086
Cornerstone OnDemand Inc. (a)	69,123	2,513,312
eGain Corp. (a)	41,619	589,741
Envestnet Inc. (a)	32,500	2,507,700
J2 Global Inc. (a)	4,628	320,350
Medallia Inc. (a)	187,500	5,141,250

	Number of Shares	Fair Value $
MicroStrategy Inc., Class A (a)	2,818	424,278
Mitek Systems Inc. (a)	68,917	878,003
New Relic Inc. (a)	101,500	5,720,540
Pluralsight Inc., Class A (a)	87,000	1,490,310
Q2 Holdings Inc. (a)	88,500	8,076,510
RealPage Inc. (a)	48,871	2,816,925
SPS Commerce Inc. (a)	4,965	386,625
Telenav Inc. (a)	97,254	350,114
Upland Software Inc. (a)	21,192	798,938
VirnetX Holding Corp.	56,919	299,963
Workiva Inc. (a)	49,000	2,732,240
Yext Inc. (a)	395,000	5,996,100

		61,091,965

Asset Management & Custody Banks - 0.2%
Artisan Partners Asset Management Inc., Class A	14,219	554,399
Blucora Inc. (a)	25,526	240,455
Cohen & Steers Inc.	10,820	603,106
Diamond Hill Investment Group Inc.	3,681	464,984
Federated Hermes Inc.	18,086	389,030

		2,251,974

Auto Parts & Equipment - 0.8%
Dana Inc.	94,761	1,167,455
Dorman Products Inc. (a)	29,434	2,660,245
LCI Industries	15,851	1,684,803
Modine Manufacturing Co. (a)	50,067	312,919
Standard Motor Products Inc.	43,634	1,948,258

		7,773,680

Automobile Manufacturers - 0.7%
Thor Industries Inc.	72,430	6,899,682

Automotive Retail - 1.5%
America’s Car-Mart Inc. (a)	24,293	2,061,990
Camping World Holdings Inc., Class A	14,643	435,629
Group 1 Automotive Inc.	42,985	3,799,444
Lithia Motors Inc., Class A	1,971	449,270
Monro Inc.	25,884	1,050,114
Murphy USA Inc. (a)	53,094	6,810,367

		14,606,814

Biotechnology - 1.0%
Affimed N.V. (a)(b)	150,638	510,663

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	21

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Coherus Biosciences Inc. (a)	20,875	382,847
Eagle Pharmaceuticals Inc. (a)	7,041	299,102
Emergent BioSolutions Inc. (a)	56,497	5,837,835
Heron Therapeutics Inc. (a)	127,270	1,886,141
Ironwood Pharmaceuticals Inc. (a)	42,651	383,646
Vanda Pharmaceuticals Inc. (a)	32,400	312,984

		9,613,218

Brewers - 0.1%
The Boston Beer Company Inc., Class A (a)	1,500	1,325,040

Building Products - 0.9%
American Woodmark Corp. (a)	15,575	1,223,260
Builders FirstSource Inc. (a)	31,393	1,024,040
CSW Industrials Inc.	23,000	1,776,750
Gibraltar Industries Inc. (a)	43,728	2,848,442
UFP Industries Inc.	40,473	2,287,129

		9,159,621

Commodity Chemicals - 0.6%
Koppers Holdings Inc. (a)	280,246	5,859,944

Communications Equipment - 0.5%
Casa Systems Inc. (a)	86,488	348,547
Extreme Networks Inc. (a)	361,305	1,452,446
Infinera Corp. (a)	100,240	617,478
Lumentum Holdings Inc. (a)	19,648	1,476,154
NETGEAR Inc. (a)	14,433	444,825
Plantronics Inc.	37,340	442,106

		4,781,556

Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	19,698	588,773

Construction & Engineering - 1.9%
Aegion Corp. (a)(b)	229,146	3,237,833
Comfort Systems USA Inc.	9,827	506,189
Dycom Industries Inc. (a)	212,020	11,198,896
EMCOR Group Inc.	9,352	633,224
Great Lakes Dredge & Dock Corp. (a)	76,566	728,143
MasTec Inc. (a)	12,468	526,150
Valmont Industries Inc.	13,990	1,737,278

		18,567,713

	Number of Shares	Fair Value $
Construction Machinery & Heavy Trucks - 1.6%
Alamo Group Inc.	19,159	2,069,747
Astec Industries Inc.	28,394	1,540,374
The Greenbrier Companies Inc.	60,406	1,775,936
The Manitowoc Company Inc. (a)	128,565	1,081,232
Trinity Industries Inc.	378,120	7,373,340
Wabash National Corp.	111,956	1,338,994

		15,179,623

Construction Materials - 0.1%
Eagle Materials Inc.	14,335	1,237,397

Consumer Electronics - 0.1%
Turtle Beach Corp. (a)	33,624	611,957
Universal Electronics Inc. (a)	9,344	352,642

		964,599

Consumer Finance - 0.0%*
Curo Group Holdings Corp.	35,714	251,784

Data Processing & Outsourced Services - 1.7%
Broadridge Financial Solutions Inc.	54,314	7,169,448
Cass Information Systems Inc.	7,064	284,255
CSG Systems International Inc.	71,668	2,934,805
EVERTEC Inc.	28,644	994,233
MAXIMUS Inc.	10,267	702,366
NIC Inc.	201,262	3,964,861

		16,049,968

Distillers & Vintners - 0.3%
MGP Ingredients Inc.	76,338	3,033,672

Distributors - 0.5%
LKQ Corp. (a)	162,020	4,492,815

Diversified Metals & Mining - 0.4%
Compass Minerals International Inc.	51,179	3,037,474
Materion Corp.	12,405	645,432

		3,682,906

Diversified REITs - 0.2%
American Assets Trust Inc.	43,545	1,048,999
Essential Properties Realty Trust Inc.	48,139	881,907

		1,930,906

See Notes to Schedules of Investments and Notes to Financial Statements.

22	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Diversified Support Services - 1.7%
Healthcare Services Group Inc.	136,268	2,933,850
IAA Inc. (a)	47,898	2,494,049
Matthews International Corp., Class A	73,619	1,646,121
Ritchie Bros Auctioneers Inc.	146,213	8,663,120
UniFirst Corp.	5,823	1,102,702

		16,839,842

Education Services - 0.2%
American Public Education Inc. (a)	13,539	381,664
K12 Inc. (a)	63,871	1,682,362
Perdoceo Education Corp. (a)	23,548	288,228

		2,352,254

Electric Utilities - 0.8%
ALLETE Inc.	18,642	964,537
IDACORP Inc.	88,035	7,033,997

		7,998,534

Electrical Components & Equipment - 0.6%
Acuity Brands Inc. (b)	7,478	765,374
Atkore International Group Inc. (a)	23,140	525,972
EnerSys	6,719	450,979
Generac Holdings Inc. (a)	13,500	2,614,140
Regal Beloit Corp.	19,952	1,872,894

		6,229,359

Electronic Components - 1.5%
Belden Inc.	233,639	7,270,846
II-VI Inc. (a)	17,934	727,403
Littelfuse Inc.	31,479	5,582,486
Rogers Corp. (a)	8,752	858,221

		14,438,956

Electronic Equipment & Instruments - 0.3%
National Instruments Corp.	88,522	3,160,236
OSI Systems Inc. (a)	2,435	188,980

		3,349,216

Electronic Manufacturing Services - 0.5%
Fabrinet (a)	11,732	739,468
Methode Electronics Inc.	44,176	1,259,016
Plexus Corp. (a)	29,049	2,051,731
Sanmina Corp. (a)	23,725	641,761

		4,691,976

	Number of Shares	Fair Value $
Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	122,060	6,839,022

Food Distributors - 0.4%
Performance Food Group Co. (a)	100,370	3,474,809

Food Retail - 0.2%
Casey’s General Stores Inc.	4,354	773,488
Sprouts Farmers Market Inc. (a)	32,709	684,599

		1,458,087

Footwear - 0.7%
Deckers Outdoor Corp. (a)	10,001	2,200,320
Wolverine World Wide Inc.	163,500	4,224,840

		6,425,160

Forest Products - 0.0%*
Boise Cascade Co.	11,233	448,421

Gas Utilities - 0.1%
Spire Inc.	24,741	1,316,221

Health Care REITs - 0.4%
LTC Properties Inc.	10,510	366,379
National Health Investors Inc.	26,483	1,596,130
Physicians Realty Trust	94,106	1,685,438

		3,647,947

Healthcare Distributors - 0.4%
Covetrus Inc. (a)	162,790	3,972,076

Healthcare Equipment - 4.8%
AtriCure Inc. (a)	100,000	3,990,000
Cantel Medical Corp.	91,500	4,020,510
Cardiovascular Systems Inc. (a)	141,500	5,568,025
CONMED Corp.	74,760	5,881,369
Envista Holdings Corp.	36,700	905,756
FONAR Corp. (a)	12,630	263,715
Globus Medical Inc., Class A (a)	50,000	2,476,000
Hill-Rom Holdings Inc.	72,578	6,060,989
Integra LifeSciences Holdings Corp. (a)	131,500	6,209,430
IntriCon Corp. (a)	72,716	885,681
LeMaitre Vascular Inc.	30,427	989,790
LivaNova PLC (a)	12,543	567,069
Masimo Corp. (a)	9,500	2,242,570
Penumbra Inc. (a)	19,000	3,693,220

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	23

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Surmodics Inc. (a)	8,477	329,840
Tactile Systems Technology Inc. (a)	59,500	2,177,105
Vapotherm Inc. (a)	23,500	681,500

		46,942,569

Healthcare Facilities - 0.7%
Acadia Healthcare Company Inc. (a)(b)	135,477	3,993,862
Hanger Inc. (a)	78,829	1,247,075
Select Medical Holdings Corp. (a)	38,898	809,856
The Ensign Group Inc.	13,608	776,473

		6,827,266

Healthcare Services - 1.2%
Addus HomeCare Corp. (a)(b)	9,097	859,758
Amedisys Inc. (a)	4,854	1,147,631
AMN Healthcare Services Inc. (a)	41,564	2,429,831
BioTelemetry Inc. (a)	88,482	4,033,010
LHC Group Inc. (a)	3,647	775,206
MEDNAX Inc. (a)	124,453	2,026,095
Tivity Health Inc. (a)	27,872	390,765

		11,662,296

Healthcare Supplies - 0.7%
Avanos Medical Inc. (a)	162,000	5,381,640
Meridian Bioscience Inc. (a)	25,066	425,621
Quidel Corp. (a)	6,008	1,318,035

		7,125,296

Healthcare Technology - 1.8%
Computer Programs and Systems Inc.	20,460	564,901
HMS Holdings Corp. (a)	154,750	3,706,262
Inspire Medical Systems Inc. (a)	42,575	5,494,304
Livongo Health Inc. (a)	13,335	1,867,567
NextGen Healthcare Inc. (a)	104,317	1,328,998
Omnicell Inc. (a)	49,756	3,714,783
Simulations Plus Inc.	8,275	623,604

		17,300,419

Home Building - 1.3%
Cavco Industries Inc. (a)	9,097	1,640,280
Century Communities Inc. (a)	12,801	541,866
Green Brick Partners Inc. (a)	27,439	441,768

	Number of Shares	Fair Value $
Installed Building Products Inc. (a)	6,366	647,740
LGI Homes Inc. (a)	22,264	2,586,409
M/I Homes Inc. (a)	9,236	425,318
Meritage Homes Corp. (a)	7,681	847,906
Skyline Champion Corp. (a)	26,499	709,378
TopBuild Corp. (a)	23,264	3,970,932
TRI Pointe Group Inc. (a)	29,514	535,384

		12,346,981

Home Furnishing Retail - 0.4%
Aaron’s Inc. (b)	69,522	3,938,421

Home Furnishings - 0.3%
La-Z-Boy Inc.	61,519	1,945,846
Purple Innovation Inc. (a)	22,411	557,137

		2,502,983

Home Improvement Retail - 0.0%*
Lumber Liquidators Holdings Inc. (a)	17,746	391,299

Hotel & Resort REITs - 0.2%
RLJ Lodging Trust	225,407	1,952,025

Hotels, Resorts & Cruise Lines - 1.1%
Extended Stay America Inc.	834,105	9,967,555
Wyndham Hotels & Resorts Inc.	8,442	426,321

		10,393,876

Household Appliances - 0.1%
Helen of Troy Ltd. (a)	6,134	1,187,052

Household Products - 0.1%
Central Garden & Pet Co. (a)	10,554	421,421
Central Garden & Pet Co., Class A (a)	11,920	430,789

		852,210

Human Resource & Employment Services - 0.2%
ASGN Inc. (a)	12,445	791,004
Barrett Business Services Inc.	8,117	425,656
Heidrick & Struggles International Inc.	18,099	355,645
Kforce Inc.	25,423	817,858

		2,390,163

See Notes to Schedules of Investments and Notes to Financial Statements.

24	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	27,099	1,125,963

Independent Power Producers & Energy Traders - 0.0%*
Atlantic Power Corp. (a)	199,074	390,185

Industrial Machinery - 7.0%
Albany International Corp., Class A	9,000	445,590
Altra Industrial Motion Corp.	239,742	8,863,262
Barnes Group Inc.	205,458	7,343,069
Crane Co.	144,115	7,224,485
Enerpac Tool Group Corp.	302,610	5,692,094
Evoqua Water Technologies Corp. (a)	179,765	3,814,613
John Bean Technologies Corp.	74,500	6,845,805
L B Foster Co., Class A (a)	46,691	626,593
Lydall Inc. (a)	38,042	629,215
Mueller Industries Inc.	135,989	3,679,862
RBC Bearings Inc. (a)	6,690	810,895
Standex International Corp.	30,200	1,787,840
The Timken Co.	171,653	9,307,026
TriMas Corp. (a)	148,500	3,385,800
Watts Water Technologies Inc., Class A	37,288	3,734,393
Welbilt Inc. (a)	373,000	2,297,680
Woodward Inc.	23,949	1,919,752

		68,407,974

Industrial REITs - 0.6%
EastGroup Properties Inc.	39,925	5,163,500
Rexford Industrial Realty Inc.	22,570	1,032,803

		6,196,303

Interactive Media & Services - 0.0%*
Cargurus Inc. (a)	17,300	374,199

Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com Inc., Class A (a)	35,378	882,327
Etsy Inc. (a)	5,731	697,062
Revolve Group Inc. (a)	82,044	1,347,983

		2,927,372

Internet Services & Infrastructure - 0.1%
Brightcove Inc. (a)	40,957	419,400
Endurance International Group Holdings Inc. (a)	78,112	448,363

		867,763

	Number of Shares	Fair Value $
Investment Banking & Brokerage - 1.1%
Houlihan Lokey Inc.	19,808	1,169,662
Piper Sandler Cos.	28,394	2,072,762
PJT Partners Inc., Class A	7,137	432,574
Raymond James Financial Inc.	51,069	3,715,780
Stifel Financial Corp.	44,727	2,261,397
Stonex Group Inc. (a)	7,672	392,500
Virtu Financial Inc., Class A	14,019	322,577

		10,367,252

IT Consulting & Other Services - 0.4%
Perficient Inc. (a)	18,608	795,306
Perspecta Inc.	17,101	332,614
Science Applications International Corp.	6,314	495,144
Unisys Corp. (a)	172,933	1,845,195

		3,468,259

Leisure Products - 1.0%
Malibu Boats Inc., Class A (a)	15,264	756,484
MasterCraft Boat Holdings Inc. (a)	35,417	619,443
Polaris Inc.	83,300	7,858,522

		9,234,449

Life & Health Insurance - 0.4%
Trupanion Inc. (a)	50,153	3,957,072

Life Sciences Tools & Services - 3.1%
Bruker Corp.	101,838	4,048,060
ICON PLC (a)	42,498	8,120,943
Luminex Corp.	11,294	296,468
Medpace Holdings Inc. (a)	11,018	1,231,262
PRA Health Sciences Inc. (a)	8,802	892,875
Repligen Corp. (a)	58,169	8,582,254
Syneos Health Inc. (a)	134,328	7,140,876

		30,312,738

Marine - 0.1%
Kirby Corp. (a)	28,050	1,014,569

Metal & Glass Containers - 0.0%*
Silgan Holdings Inc.	8,098	297,763

Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	85,841	2,867,089

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	25

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Multi-Utilities - 0.1%
Black Hills Corp.	20,020	1,070,870

Office REITs - 0.9%
Corporate Office Properties Trust	62,818	1,490,043
Cousins Properties Inc.	188,329	5,384,326
Easterly Government Properties Inc.	86,100	1,929,501

		8,803,870

Office Services & Supplies - 1.2%
Herman Miller Inc.	21,634	652,481
HNI Corp.	43,418	1,362,457
MSA Safety Inc.	67,665	9,078,613
Steelcase Inc., Class A	22,526	227,738

		11,321,289

Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	93,214	1,365,585

Oil & Gas Equipment & Services - 0.1%
Championx Corp. (a)	36,285	289,917
Oil States International Inc. (a)	232,439	634,559

		924,476

Oil & Gas Exploration & Production - 0.6%
Cimarex Energy Co.	53,721	1,307,032
Ovintiv Inc.	140,406	1,145,713
Parsley Energy Inc., Class A	75,613	707,738
PDC Energy Inc. (a)	131,465	1,629,509
Southwestern Energy Co. (a)	389,076	914,328

		5,704,320

Packaged Foods & Meats - 4.3%
B&G Foods Inc.	122,000	3,387,940
Freshpet Inc. (a)	30,500	3,405,325
Hostess Brands Inc. (a)	464,500	5,727,285
J&J Snack Foods Corp.	17,045	2,222,498
John B Sanfilippo & Son Inc.	15,078	1,136,580
Lancaster Colony Corp.	45,000	8,046,000
Sanderson Farms Inc.	73,118	8,625,730
The Simply Good Foods Co. (a)	214,000	4,718,700
TreeHouse Foods Inc. (a)	103,000	4,174,590
Utz Brands Inc.	36,500	653,350

		42,097,998

	Number of Shares	Fair Value $
Paper Products - 0.1%
Neenah Inc.	23,845	893,472

Personal Products - 0.5%
elf Beauty Inc. (a)	172,500	3,168,825
Lifevantage Corp. (a)	26,601	321,074
Medifast Inc.	5,330	876,518
Nu Skin Enterprises Inc., Class A	8,668	434,180
USANA Health Sciences Inc. (a)	4,690	345,419

		5,146,016

Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals Inc. (a)	21,031	394,331
ANI Pharmaceuticals Inc. (a)	15,041	424,307
Catalent Inc. (a)	48,500	4,154,510
Collegium Pharmaceutical Inc. (a)	35,505	739,214
Corcept Therapeutics Inc. (a)	26,927	468,665
Innoviva Inc. (a)	26,931	281,429
Phibro Animal Health Corp., Class A	13,725	238,815
Prestige Consumer Healthcare Inc. (a)	188,589	6,868,411
Supernus Pharmaceuticals Inc. (a)	20,450	426,178

		13,995,860

Property & Casualty Insurance - 2.1%
AMERISAFE Inc.	49,355	2,831,003
Argo Group International Holdings Ltd.	121,528	4,184,209
James River Group Holdings Ltd.	61,000	2,716,330
Kemper Corp.	6,172	412,475
Palomar Holdings Inc. (a)	26,500	2,762,360
RLI Corp.	42,496	3,558,190
Selective Insurance Group Inc.	76,175	3,922,250

		20,386,817

Publishing - 0.7%
John Wiley & Sons Inc., Class A	219,180	6,950,198

Regional Banks - 6.7%
1st Source Corp. (b)	47,036	1,450,590

See Notes to Schedules of Investments and Notes to Financial Statements.

26	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Atlantic Union Bankshares Corp.	48,690	1,040,505
Bank OZK	66,945	1,427,267
BankUnited Inc.	49,862	1,092,476
Bryn Mawr Bank Corp.	46,000	1,144,020
Cadence BanCorp	175,190	1,504,882
Community Bank System Inc.	48,500	2,641,310
Cullen/Frost Bankers Inc.	35,529	2,272,080
CVB Financial Corp.	120,500	2,003,915
Enterprise Financial Services Corp.	51,550	1,405,769
Equity Bancshares Inc., Class A (a)	53,376	827,328
FB Financial Corp.	27,732	696,628
First Horizon National Corp.	119,698	1,128,752
First Interstate BancSystem Inc., Class A	36,781	1,171,475
Fulton Financial Corp.	240,458	2,243,473
German American Bancorp Inc.	57,500	1,560,550
Glacier Bancorp Inc.	21,089	675,902
Home BancShares Inc.	73,232	1,110,197
Independent Bank Corp.	101,667	5,325,318
Investors Bancorp Inc.	77,256	560,879
Lakeland Financial Corp.	18,263	752,436
National Bank Holdings Corp., Class A	39,317	1,032,071
Origin Bancorp Inc.	57,374	1,225,509
PacWest Bancorp	74,741	1,276,576
Pinnacle Financial Partners Inc.	21,640	770,168
Prosperity Bancshares Inc.	128,151	6,642,066
Renasant Corp.	167,831	3,813,120
Sandy Spring Bancorp Inc.	50,068	1,155,569
Stock Yards Bancorp Inc.	37,500	1,276,500
UMB Financial Corp.	78,500	3,847,285
United Community Banks Inc.	60,234	1,019,762
Washington Trust Bancorp Inc.	34,000	1,042,440
Westamerica BanCorp.	72,876	3,960,811
Western Alliance Bancorp	118,836	3,757,594
Wintrust Financial Corp.	62,476	2,502,164

		65,357,387

Research & Consulting Services - 0.7%
CoreLogic Inc.	52,938	3,582,314
Exponent Inc.	5,055	364,112
FTI Consulting Inc. (a)	2,482	263,017
Resources Connection Inc.	228,014	2,633,562

		6,843,005

	Number of Shares	Fair Value $
Residential REITs - 0.3%
NexPoint Residential Trust Inc.	57,821	2,564,361

Restaurants - 0.8%
Cracker Barrel Old Country Store Inc.	12,834	1,471,546
Shake Shack Inc., Class A (a)	18,000	1,160,640
Texas Roadhouse Inc.	52,954	3,219,074
The Cheesecake Factory Inc.	54,772	1,519,375

		7,370,635

Retail REITs - 0.1%
Alexander’s Inc.	949	232,714
Retail Opportunity Investments Corp.	85,706	892,628

		1,125,342

Security & Alarm Services - 1.2%
The Brink’s Co.	272,829	11,210,544

Semiconductor Equipment - 0.8%
Amkor Technology Inc. (a)	35,419	396,693
Axcelis Technologies Inc. (a)	15,622	343,684
Brooks Automation Inc.	57,330	2,652,086
Cohu Inc.	24,098	414,004
FormFactor Inc. (a)	15,554	387,761
Ichor Holdings Ltd. (a)	54,066	1,166,203
Onto Innovation Inc. (a)	77,703	2,313,995

		7,674,426

Semiconductors - 0.7%
Cirrus Logic Inc. (a)	6,485	437,413
Diodes Inc. (a)	12,853	725,552
Semtech Corp. (a)	101,929	5,398,160
Synaptics Inc. (a)	5,551	446,411

		7,007,536

Soft Drinks - 0.4%
Coca-Cola Consolidated Inc.	1,428	343,691
Primo Water Corp.	252,637	3,587,445

		3,931,136

Specialized Consumer Services - 1.1%
frontdoor Inc. (a)	77,244	3,005,564
OneSpaWorld Holdings Ltd.	181,461	1,179,497

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	27

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Terminix Global Holdings Inc. (a)	158,548	6,322,894

		10,507,955

Specialized REITs - 0.7%
CoreSite Realty Corp.	24,691	2,935,266
National Storage Affiliates Trust	37,031	1,211,284
PotlatchDeltic Corp.	45,034	1,895,932
QTS Realty Trust Inc., Class A	18,401	1,159,631

		7,202,113

Specialty Chemicals - 4.1%
Avient Corp.	177,731	4,702,762
Chase Corp.	12,500	1,192,500
HB Fuller Co.	64,762	2,964,804
Ingevity Corp. (a)	196,229	9,701,562
Innospec Inc.	36,500	2,311,180
Minerals Technologies Inc.	18,435	942,029
Quaker Chemical Corp.	25,122	4,514,675
Sensient Technologies Corp.	101,500	5,860,610
Stepan Co.	67,710	7,380,390

		39,570,512

Specialty Stores - 0.6%
Dick’s Sporting Goods Inc.	9,442	546,503
National Vision Holdings Inc. (a)	81,000	3,097,440
Sally Beauty Holdings Inc. (a)	232,000	2,016,080

		5,660,023

Steel - 0.5%
Carpenter Technology Corp.	32,012	581,338
Commercial Metals Co.	123,677	2,471,066
Steel Dynamics Inc.	67,298	1,926,742

		4,979,146

Systems Software - 1.5%
A10 Networks Inc. (a)	59,970	382,009
CommVault Systems Inc. (a)	9,879	403,063
Progress Software Corp.	21,030	771,380
Qualys Inc. (a)	3,252	318,729
Sailpoint Technologies Holdings Inc. (a)	176,000	6,964,320
Tenable Holdings Inc. (a)	160,000	6,040,000

		14,879,501

	Number of Shares	Fair Value $
Technology Distributors - 0.1%
Insight Enterprises Inc. (a)	13,415	759,021

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage Inc., Class A (a)	444,500	6,840,855

Thrifts & Mortgage Finance - 1.0%
Axos Financial Inc. (a)	32,288	752,633
Flagstar Bancorp Inc.	48,518	1,437,588
FS Bancorp Inc.	8,657	354,937
HomeStreet Inc.	57,649	1,485,038
Kearny Financial Corp.	135,767	978,880
NMI Holdings Inc., Class A (a)	32,024	570,027
PennyMac Financial Services Inc.	10,599	616,014
Washington Federal Inc.	32,980	687,963
WSFS Financial Corp.	117,516	3,169,407

		10,052,487

Tires & Rubber - 0.2%
Cooper Tire & Rubber Co.	65,850	2,087,445

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies Inc.	108,107	5,956,696
GMS Inc. (a)	28,191	679,403

		6,636,099

Trucking - 0.9%
ArcBest Corp.	16,072	499,196
Marten Transport Ltd.	99,689	1,626,924
Saia Inc. (a)	42,875	5,408,253
Universal Logistics Holdings Inc.	24,965	520,770
USA Truck Inc. (a)	45,916	433,906
Werner Enterprises Inc.	9,226	387,400

		8,876,449

Total Common Stock (Cost $791,031,936)		930,904,005

See Notes to Schedules of Investments and Notes to Financial Statements.

28	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Short-Term Investments - 3.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $29,664,602) (b)(c)(d)	29,664,602	29,664,602

Total Investments (Cost $820,696,538)		960,568,607

Liabilities in Excess of Other Assets, net - 1.5%		14,346,546

NET ASSETS - 100.0%		974,915,153

Other Information:

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
E-mini Russell 2000 Index Futures	December 2020	255	$19,240,785	$19,181,100	$(59,685)

During the period ended September 30, 2020, average notional value related to long futures contracts was $18,420,860.

Notes to Schedule of Investments — September 30, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT Real Estate Investment Trust

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	29

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — September 30, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Small-Cap Equity Fund	Investments in Securities

	Common Stock	$930,904,005	$—	$—	$930,904,005

	Short-Term Investments	29,664,602	—	—	29,664,602

	Total Investments in Securities	$960,568,607	$—	$—	$960,568,607

	Other Financial Instruments

	Long Futures Contracts - Unrealized Depreciation	$(59,685)	$—	$—	$(59,685)

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,352,770	$66,352,770	$481,325,725	$518,013,893	$—	$—	29,664,602	$29,664,602	$587,291

See Notes to Schedules of Investments and Notes to Financial Statements.

30	State Street Institutional Small-Cap Equity Fund

State Street Institutional International Equity Fund

Management Discussion of Fund Performance — September 30, 2020 (Unaudited)

The State Street Institutional International Equity Fund (the “Fund”) seeks to provide long-term capital growth. The Fund’s benchmark is the MSCI EAFE Index (the “Index”).

For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund’s Investment Class was 8.28% and for the Fund’s Service Class was 7.96%, and the Index was 0.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The primary drivers of Fund performance during the Reporting Period relative to the Index included the positive impact of investment technology stock selection and allocation and outperformance in industrials outside of aerospace; while the Fund’s exposure to aerospace detracted from performance. In IT, the Fund benefitted both from a substantial overweight position, as IT was the top performing sector in the Index, and outperformance within the sector. The Fund had a diverse range of outperforming stocks in the sector including semiconductor companies like ASML (Netherlands), TSMC (Taiwan), and Disco (Japan); electronic equipment producers like Murata (Japan), Keyence (Japan), and Hexagon (Sweden); and software company SAP (Germany). On industrials, Schneider Electric (Germany) and Daikin Industries (Japan) were among the leading contributors to relative returns during the Reporting Period. Both companies have benefitted from optimism on a recovery from the COVID-19 recession, most notably in China. However, the aerospace segment of industrials detracted as the Fund’s holdings in Safran (France) and Airbus (Netherlands) lagged. Both companies have been impacted by the COVID-19 related slowdown in air travel. The Fund has reduced its exposure to the space, exiting Airbus and reducing its position in Safran.

The Fund used futures in order to efficiently manage cash flows due to subscriptions and redemptions during the Reporting Period. The Fund’s use of futures had a negligible impact on Fund performance.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were ASML, Schneider Electric, and Daikin Industries. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Airbus, Safran, and BNP Paribas.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Institutional International Equity Fund	31

State Street Institutional International Equity Fund

Performance Summary — September 30, 2020 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily (meaning at least 65% of its total assets) in companies located in both developed and emerging market countries outside the United States.

Top Ten Largest Holdings

as of September 30, 2020 (as a % of Fair Value) (a)(b)

Nestle S.A.	4.38%

Novartis AG	3.60%

Roche Holding AG	3.35%

Schneider Electric SE	3.31%

AstraZeneca PLC	3.26%

Air Liquide S.A.	3.15%

Hoya Corp.	3.14%

SAP SE	3.06%

ASML Holding N.V.	3.03%

AIA Group Ltd.	2.98%

Regional Allocation as of September 30, 2020

Portfolio Composition as a % of Fair Value of $93,356 (in thousands) as of September 30, 2020 (a)(b)

Average Annual Total Return for the periods ended September 30, 2020

Investment Class Shares (Inception date: 11/25/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional International Equity Fund	8.28%	6.56%	4.80%	$15,979

MSCI EAFE Index	0.49%	5.26%	4.62%	15,706

Service Class Shares (Inception date: 1/3/01)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Institutional International Equity Fund	7.96%	6.30%	4.54%	$15,595

MSCI EAFE Index	0.49%	5.26%	4.62%	$15,706

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

32	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Performance Summary, continued — September 30, 2020 (Unaudited)

State Street Institutional International Equity Fund	33

State Street Institutional International Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,263.10	$1,022.30
Expenses Paid During Period*	$3.11	$2.78

*

Expenses are equal to the Fund’s annualized expense ratio of 0.55% for Investment Class shares and 0.80% for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,260.90	$1,021.00
Expenses Paid During Period*	$4.52	$4.04

*

Expenses are equal to the Fund’s annualized expense ratio of 0.55% for Investment Class shares and 0.80% for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

34	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments — September 30, 2020

	Number of Shares	Fair Value $

Common Stock - 97.2%†
Australia - 1.7%
BHP Group PLC	74,540	1,593,267

Brazil - 0.8%
Itau Unibanco Holding S.A. ADR	198,749	791,021

Canada - 0.9%
Brookfield Asset Management Inc., Class A	26,935	888,457

China - 2.1%
Alibaba Group Holding Ltd. ADR (a)	6,734	1,979,661

France - 16.3%
Air Liquide S.A.	18,562	2,942,760
AXA S.A.	66,786	1,236,284
BNP Paribas S.A. (a)	39,133	1,415,860
Dassault Systemes SE	5,314	991,667
LVMH Moet Hennessy Louis Vuitton SE	4,721	2,209,336
Safran S.A. (a)	18,514	1,821,850
Schneider Electric SE	24,876	3,092,588
Vivendi S.A. (b)	63,211	1,765,714

		15,476,059

Germany - 6.7%
Adidas AG (a)	4,658	1,504,521
Fresenius SE & Company KGaA	16,733	761,051
HeidelbergCement AG	19,856	1,213,526
SAP SE	18,353	2,858,383

		6,337,481

Hong Kong - 2.9%
AIA Group Ltd.	280,002	2,783,264

Ireland - 1.7%
Kerry Group PLC, Class A	12,673	1,623,506

Japan - 29.5%
Daikin Industries Ltd.	13,800	2,548,313
Disco Corp.	7,100	1,734,913
FANUC Corp.	6,349	1,217,720
Fast Retailing Company Ltd.	3,380	2,122,755
Hoya Corp.	25,954	2,928,825
Kao Corp.	21,100	1,583,017
Keyence Corp.	2,400	1,121,259
Komatsu Ltd.	60,200	1,321,360
Mitsubishi UFJ Financial Group Inc.	194,974	777,638
Mitsui Fudosan Company Ltd.	23,725	412,600

	Number of Shares	Fair Value $
Murata Manufacturing Company Ltd.	35,637	2,315,946
Nidec Corp.	8,458	792,685
Recruit Holdings Company Ltd.	46,000	1,825,781
Secom Company Ltd.	15,100	1,381,032
Shimadzu Corp.	58,443	1,777,696
Shiseido Company Ltd.	32,638	1,888,248
SoftBank Group Corp.	10,802	667,957
Tokio Marine Holdings Inc.	36,149	1,580,709

		27,998,454

Netherlands - 4.3%
ASML Holding N.V.	7,644	2,823,970
ING Groep N.V. (a)(b)	177,023	1,263,605

		4,087,575

Norway - 1.3%
Equinor ASA	83,460	1,178,756

Portugal - 1.1%
Galp Energia SGPS S.A.	107,853	1,000,560

Spain - 1.0%
Industria de Diseno Textil S.A.	34,054	942,244

Sweden - 3.1%
Assa Abloy AB, Class B	88,719	2,075,616
Hexagon AB, Class B (a)	11,967	904,494

		2,980,110

Switzerland - 12.4%
Givaudan S.A.	280	1,212,012
Nestle S.A.	34,297	4,091,972
Novartis AG	38,545	3,355,021
Roche Holding AG	9,113	3,129,387

		11,788,392

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	87,548	1,317,078

United Kingdom - 10.0%
Ashtead Group PLC (b)	55,230	1,992,686
AstraZeneca PLC	27,774	3,040,473
London Stock Exchange Group PLC	17,590	2,021,701
Prudential PLC	101,738	1,462,541
Vodafone Group PLC (b)	699,266	928,587

		9,445,988

Total Common Stock (Cost $76,884,158)		92,211,873

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	35

State Street Institutional International Equity Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Short-Term Investments - 1.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $1,143,904) (c)(d)	1,143,904	1,143,904

Total Investments (Cost $78,028,062)		93,355,777

Liabilities in Excess of Other Assets, net - 1.6%		1,516,939

NET ASSETS - 100.0%		94,872,716

Other Information:

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Numberof Contracts	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	December 2020	4	$379,352	$370,640	$(8,712)

During the period ended September 30, 2020, average notional value related to long and short futures contracts was $608,039 and $44,714, respectively.

Notes to Schedule of Investments — September 30, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.

Abbreviations:

ADR American Depositary Receipt

REIT Real Estate Investment Trust

See Notes to Schedules of Investments and Notes to Financial Statements.

36	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments, continued — September 30, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional International Equity Fund	Investments in Securities

	Common Stock	$3,659,139	$88,552,734	$—	$92,211,873

	Short-Term Investments	1,143,904	—	—	1,143,904

	Total Investments in Securities	$4,803,043	$88,552,734	$—	$93,355,777

	Other Financial Instruments

	Long Futures Contracts - Unrealized Depreciation	$(8,712)	$—	$—	$(8,712)

The Fund was invested in the following sectors at September 30, 2020 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.20%
Packaged Foods & Meats	6.12%
Building Products	4.95%
Semiconductor Equipment	4.88%
Diversified Banks	4.55%
Life & Health Insurance	4.55%
Electrical Components & Equipment	4.16%
Application Software	4.12%
Electronic Equipment & Instruments	4.07%
Apparel, Accessories & Luxury Goods	3.98%
Personal Products	3.72%
Apparel Retail	3.28%
Industrial Gases	3.15%
Healthcare Supplies	3.14%
Electronic Components	2.48%
Integrated Oil & Gas	2.34%
Financial Exchanges & Data	2.17%
Trading Companies & Distributors	2.14%
Internet & Direct Marketing Retail	2.12%
Human Resource & Employment Services	1.96%
Aerospace & Defense	1.95%
Movies & Entertainment	1.89%

Sector	Percentage (based on Fair Value)
Wireless Telecommunication Services	1.71%
Diversified Metals & Mining	1.71%
Property & Casualty Insurance	1.69%
Security & Alarm Services	1.48%
Construction Machinery & Heavy Trucks	1.42%
Semiconductors	1.41%
Multi-Line Insurance	1.32%
Industrial Machinery	1.30%
Construction Materials	1.30%
Specialty Chemicals	1.30%
Asset Management & Custody Banks	0.95%
Healthcare Services	0.82%
Diversified Real Estate Activities	0.44%

98.77%

Short-Term Investments
Short-Term Investments	1.23%

1.23%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	723,844	$723,844	$23,008,728	$22,588,668	$—	$—	1,143,904	$1,143,904	$14,347

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	37

State Street Active Core Bond Fund

Management Discussion of Fund Performance — September 30, 2020 (Unaudited)

The State Street Active Core Bond Fund (the “Fund”) seeks to provide maximum income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended September 30, 2020 (the “Reporting Period”), the total return for the Fund’s Investment Class was 6.92% and for the Fund’s Service Class was 6.63%, and the Index was 6.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Duration, which had a negative impact, and asset allocation and security selection, which each had a positive impact, were the primary drivers of Fund performance during the Reporting Period relative to the Index. Our view in the fourth quarter of 2019 was that interest rates were on the rich side of fair value as we had expectations for above-trend growth in 2020 as a function of 1) the Phase One trade agreement between the U.S. and China, 2) pent-up private investment demand, and 3) an accommodative monetary policy stance. As such we established a short duration position relative to the Index during the Reporting Period. During the first quarter of 2020, the emergence of COVID-19 rapidly shifted expectations from above-trend growth to recession, leading to a decline in the ten-year government interest rate from 1.92% to 0.67%. The short duration position relative to the Index was covered in March of 2020, but the preceding decline in interest rates negatively impacted the Fund’s performance relative to the Index. Over the course of the Reporting Period, the ten-year government interest rate decreased from 1.66% to 0.69%.

Reflecting our view that the economic cycle would persist, but also that credit spreads had largely priced in this view, the Fund maintained a very modest over-weight allocation to credit sectors going into the first quarter of 2020. Credit spreads fluctuated significantly during the Reporting Period, especially during the first and second quarter of 2020 due to the emergence of COVID-19. As credit spreads widened during this period, the Fund significantly increased its over-weight allocation to credit sectors, particularly investment grade credit. Credit performance versus duration-equivalent treasuries was negative over the Reporting Period, with investment-grade credit and high-yield under-performing risk-free assets. The Fund’s asset allocation to investment grade credit, which included a substantial increase in its over-weight allocation at wider spreads, generated positive excess returns to the Index, while its over-weight allocation to high yield generated negative excess returns. Security selection in the investment-grade credit allocation generated positive excess returns as our bottom-up fundamental underwriting assisted our portfolio construction process to select higher value securities.

The Fund used treasury futures, interest rate swaps, options on treasury futures, and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of treasury futures, interest rate swaps, and index credit default swaps detracted from Fund performance relative to the Index, while its use of options on treasury futures contributed to Fund performance relative to the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

38	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Performance Summary — September 30, 2020 (Unaudited)

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in bonds and other debt securities. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

Quality Ratings

as of September 30, 2020 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	15.59%

Aa / AA	45.72%

A / A	9.09%

Baa / BBB	26.89%

Ba / BB and lower	1.96%

NR / Other	0.75%

100.00%

Sector Allocation

Portfolio Composition as a % of Fair Value of $141,164 (in thousands) as of September 30, 2020 (a)(b)

Average Annual Total Return for the periods ended September 30, 2020

Investment Class Shares (Inception date: 11/21/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Active Core Bond Fund	6.92%	4.42%	4.07%	$14,902

Bloomberg Barclays U.S. Aggregate Bond Index	6.98%	4.18%	3.63%	14,291

Service Class Shares (Inception date: 9/30/05)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Active Core Bond Fund	6.63%	4.18%	3.83%	$14,565

Bloomberg Barclays U.S. Aggregate Bond Index	6.98%	4.18%	3.63%	$14,291

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Active Core Bond Fund	39

State Street Active Core Bond Fund

Performance Summary, continued — September 30, 2020 (Unaudited)

40	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended September 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,054.70	$1,023.60
Expenses Paid During Period*	$1.49	$1.47

*

Expenses are equal to the Fund’s annualized expense ratio of 0.29%** for Investment Class shares and 0.55%** for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value April 1, 2020	$1,000.00	$1,000.00
Ending Account Value September 30, 2020	$1,053.40	$1,022.30
Expenses Paid During Period*	$2.82	$2.78

*

Expenses are equal to the Fund’s annualized expense ratio of 0.29%** for Investment Class shares and 0.55%** for Service Class shares (for the period April 1, 2020-September 30, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Active Core Bond Fund	41

State Street Active Core Bond Fund

Schedule of Investments — September 30, 2020

	Principal Amount ($)	Fair Value $

Bonds and Notes - 98.3%†
U.S. Treasuries - 18.1%
U.S. Treasury Bonds
1.25%, 05/15/50 (a)	374,900	356,272
2.25%, 08/15/46 (a)	803,600	950,885
3.00%, 08/15/48 (a)	1,798,400	2,456,221
3.75%, 08/15/41 (a)	450,400	662,159
U.S. Treasury Notes
0.13%, 07/15/23 (a)	386,900	386,658
0.25%, 07/31/25	1,443,100	1,442,085
0.38%, 07/31/27	6,731,600	6,697,942
0.63%, 08/15/30	568,200	565,359
1.13%, 06/30/21 (a)	523,000	526,902
1.38%, 10/31/20 - 01/31/22 (a)	4,457,000	4,472,321
1.88%, 12/15/20 (a)	4,621,500	4,638,289
2.50%, 01/31/24 (a)	8,000	8,619
2.63%, 02/15/29 (a)	934,300	1,091,963

		24,255,675

Agency Mortgage Backed - 24.4%
Federal Home Loan Mortgage Corp.
3.00%, 03/01/43 - 04/01/43 (a)	1,459,071	1,557,696
3.00%, 10/01/49	2,724,150	2,882,580
4.50%, 06/01/33 - 02/01/35 (a)	8,227	9,206
5.00%, 07/01/35 (a)	56,441	64,955
5.50%, 01/01/38 - 04/01/39 (a)	134,797	156,865
6.00%, 02/01/29 - 11/01/37 (a)	171,227	199,358
6.50%, 08/01/29 - 10/01/33 (a)	790	930
7.00%, 06/01/29 - 08/01/36 (a)	42,755	51,615
7.50%, 01/01/30 - 09/01/33 (a)	1,732	1,964
8.00%, 11/01/30 (a)	9,461	10,928
8.50%, 04/01/30 (a)	10,473	13,522
Federal National Mortgage Assoc.
2.50%, 07/01/50 (a)	1,443,729	1,544,633
3.00%, 03/01/20	1,007,851	1,057,447
3.50%, 08/01/45 - 01/01/48 (a)	1,723,163	1,824,773
3.50%, 01/01/47	3,592,534	3,898,931
4.00%, 01/01/41 - 01/01/50 (a)	2,687,609	2,944,048
4.00%, 10/01/48	989,069	1,060,790
4.50%, 07/01/33 - 12/01/48 (a)	1,770,725	1,969,172

	Principal Amount ($)	Fair Value $
5.00%, 03/01/34 - 05/01/39 (a)	188,715	216,156
5.50%, 12/01/32 - 04/01/38 (a)	278,540	325,190
6.00%, 03/01/21 - 07/01/35 (a)	345,522	401,624
6.50%, 05/01/21 - 08/01/36 (a)	34,348	38,858
7.00%, 10/01/32 - 02/01/34 (a)	6,098	6,871
7.50%, 12/01/23 - 03/01/33 (a)	28,119	32,832
8.00%, 07/01/25 - 10/01/31 (a)	6,497	7,242
9.00%, 12/01/22 (a)	154	157
Federal National Mortgage Assoc. 1.25% + USD COF11 5.50%, 10/01/24 (a)(b)	3,915	4,080
Federal National Mortgage Assoc. REMIC 6.00% -1 month USD LIBOR 5.85%, 09/25/46 (a)(b)(c)	1,302,558	302,697
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	4,269,178	4,529,781
3.00%, 04/20/45	1,274,060	1,349,571
3.50%, 08/20/48 (a)	1,081,369	1,143,406
4.00%, 01/20/41 - 04/20/43 (a)	1,332,776	1,469,153
4.50%, 08/15/33 - 05/20/40 (a)	223,019	249,413
5.00%, 08/15/33 (a)	18,411	20,858
6.00%, 04/15/27 - 09/15/36 (a)	134,226	154,559
6.50%, 02/15/24 - 09/15/36 (a)	48,781	54,659
7.00%, 10/15/27 - 10/15/36 (a)	25,674	29,649
7.50%, 01/15/23 - 11/15/31 (a)	1,980	2,053
8.00%, 05/15/30 - 09/15/30 (a)	119	125
9.00%, 12/15/21 (a)	41	41
2.50%, TBA (d)	3,013,000	3,162,505

		32,750,893

Agency Collateralized Mortgage Obligations - 4.9%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(c)	537,530	1,627
2.43%, 08/25/29 (a)	673,000	741,690
2.51%, 07/25/29 (a)	290,000	323,510

See Notes to Schedules of Investments and Notes to Financial Statements.

42	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(c)	129,679	4,669
5.50%, 06/15/33 (a)(c)	19,832	3,585
7.50%, 07/15/27 (a)(c)	1,977	328
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR 6.00%, 10/15/42 (a)(b)(c)	988,256	162,753
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 6.45%, 08/15/25 (a)(b)(c)	38,761	1,207
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (a)(e)(f)	451	431
8.00%, 02/01/23 - 07/01/24 (a)(c)	1,108	109
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.35%, 04/01/37 (a)(b)	2,136	2,202
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (b)(c)	98,116	3,673
5.00%, 02/25/40 - 09/25/40 (a)(c)	81,473	9,311
Federal National Mortgage Assoc. REMIC 6.00% -1 month USD LIBOR 5.85%, 07/25/38 (a)(b)(c)	34,607	6,575
Federal National Mortgage Assoc. REMIC 6.55% -1 month USD LIBOR 6.40%, 11/25/41 (a)(b)(c)	1,451,286	350,797
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (e)(f)	8,767	8,126
4.50%, 08/25/35 - 01/25/36 (a)(c)	58,516	8,025
5.00%, 03/25/38 - 05/25/38 (a)(c)	33,767	5,925
5.50%, 12/25/33 (a)(c)	8,908	1,524
6.00%, 01/25/35 (a)(c)	38,626	7,504
7.50%, 11/25/23 (a)(c)	3,952	303
8.00%, 08/25/23 - 07/25/24 (a)(c)	2,026	231
8.50%, 07/25/22 (a)(c)	17	1
9.00%, 05/25/22 (a)(c)*	11	—

	Principal Amount ($)	Fair Value $
Federal National Mortgage Assoc. 2.00%, TBA (d)	4,715,000	4,899,781
Government National Mortgage Assoc. REMIC 4.50%, 08/16/39 (a)(c)	20,318	220

		6,544,107

Asset Backed - 1.9%
Ally Auto Receivables Trust 2018-1 2.35%, 06/15/22 (a)	32,110	32,261
CarMax Auto Owner Trust 3.13%, 06/15/23 (a)	82,406	83,896
Chase Funding Trust 2004-1 4.99%, 11/25/33 (a)	124,797	124,797
Enterprise Fleet Financing 2019-1 LLC 3.07%, 10/20/24 (a)(g)	473,000	498,274
Ford Credit Auto Owner Trust 2020-B 0.56%, 10/15/24 (a)	264,000	265,163
Hyundai Auto Lease Securitization Trust 2018-A 2.89%, 03/15/22 (a)(g)	181,664	181,861
Nissan Auto Lease Trust 2019-A 2.76%, 03/15/22 (a)	400,000	404,232
Nissan Auto Lease Trust 2020-A 1.80%, 05/16/22 (a)	154,367	155,506
Santander Retail Auto Lease Trust 2019-B 2.30%, 01/20/23 (a)(g)	455,000	465,019
Securitized Term Auto Receivables Trust 2018-1A 3.30%, 11/25/22 (a)(g)	118,000	120,662
Trillium Credit Card Trust II 3.04%, 01/26/24 (a)(g)	241,000	242,940

		2,574,611

Corporate Notes - 41.3%
3M Co. 3.13%, 09/19/46 (a)	52,000	56,633
Abbott Laboratories
3.75%, 11/30/26 (a)	223,000	259,086
4.90%, 11/30/46 (a)	34,000	48,092
AbbVie Inc.
2.60%, 11/21/24 (a)(g)	65,000	68,898

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	43

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

2.95%, 11/21/26 (a)(g)	135,000	147,020
3.20%, 05/14/26 (a)	24,000	26,401
3.20%, 11/21/29 (a)(g)	80,000	88,101
3.25%, 10/01/22 (a)(g)	29,000	30,310
3.45%, 03/15/22 (a)(g)	87,000	90,164
4.05%, 11/21/39 (a)(g)	35,000	40,169
4.25%, 11/21/49 (a)(g)	75,000	88,711
4.63%, 10/01/42 (a)(g)	4,000	4,842
4.70%, 05/14/45 (a)	9,000	11,029
4.88%, 11/14/48 (a)	7,000	8,863
5.00%, 12/15/21 (a)(g)	55,000	57,344
Advance Auto Parts Inc.
1.75%, 10/01/27	65,000	64,994
3.90%, 04/15/30 (a)	156,000	175,530
Aetna Inc. 3.50%, 11/15/24 (a)	29,000	31,858
Aircastle Ltd. 4.25%, 06/15/26 (a)	58,000	53,655
Albemarle Wodgina Pty Ltd. 3.45%, 11/15/29 (a)	69,000	69,752
Alcon Finance Corp. 2.60%, 05/27/30 (a)(g)	201,000	213,171
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	40,000	39,385
4.70%, 07/01/30 (a)	50,000	61,759
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (a)(g)	33,000	35,576
3.80%, 01/25/50 (a)(g)	51,000	56,118
Ally Financial Inc. 5.75%, 11/20/25 (a)	42,000	47,208
Alphabet Inc.
1.10%, 08/15/30 (a)	240,000	237,811
1.90%, 08/15/40 (a)	55,000	52,772
2.05%, 08/15/50 (a)	145,000	135,555
Altria Group Inc.
2.95%, 05/02/23 (a)	23,000	24,239
3.40%, 05/06/30 (a)	15,000	16,338
3.80%, 02/14/24 (a)	15,000	16,373
4.25%, 08/09/42 (a)	3,000	3,221
4.45%, 05/06/50 (a)	25,000	27,974
4.50%, 05/02/43 (a)	13,000	14,321
4.80%, 02/14/29 (a)	58,000	68,649
Amazon.com Inc.
1.50%, 06/03/30 (a)	31,000	31,642
2.50%, 06/03/50 (a)	35,000	35,727
2.70%, 06/03/60 (a)	30,000	30,993
3.15%, 08/22/27 (a)	31,000	35,251
4.05%, 08/22/47 (a)	12,000	15,531
4.25%, 08/22/57 (a)	6,000	8,179

	Principal Amount ($)	Fair Value $
Ameren Corp. 2.50%, 09/15/24 (a)	75,000	79,655
American Electric Power Company Inc. 3.25%, 03/01/50 (a)	30,000	31,268
American Electric Power Company Inc. 2.30%, 03/01/30 (a)	30,000	30,946
American Express Co. 3.00%, 10/30/24 (a)	250,000	271,205
American International Group Inc.
4.25%, 03/15/29 (a)	101,000	118,788
4.50%, 07/16/44 (a)	80,000	93,507
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75%, 04/01/48 (a)(b)	49,000	53,358
American Tower Corp.
2.90%, 01/15/30 (a)	40,000	43,230
3.70%, 10/15/49 (a)	31,000	34,019
3.80%, 08/15/29 (a)	31,000	35,504
4.70%, 03/15/22 (a)	200,000	211,950
American Water Capital Corp. 2.95%, 09/01/27 (a)	75,000	82,902
Amgen Inc.
2.45%, 02/21/30 (a)	156,000	165,371
2.65%, 05/11/22 (a)	86,000	88,905
3.15%, 02/21/40 (a)	68,000	72,479
3.38%, 02/21/50 (a)	19,000	20,506
4.56%, 06/15/48 (a)	24,000	30,702
4.66%, 06/15/51 (a)	7,000	9,146
Anglo American Capital PLC
2.63%, 09/10/30 (g)	201,000	201,127
3.95%, 09/10/50 (g)	200,000	206,142
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	266,000	297,984
4.70%, 02/01/36 (a)	16,000	19,259
4.90%, 02/01/46 (a)	27,000	33,248
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	95,000	108,407
4.00%, 04/13/28 (a)	42,000	48,557
4.35%, 06/01/40 (a)	79,000	91,931
4.38%, 04/15/38 (a)	49,000	56,718
4.50%, 06/01/50 (a)	83,000	99,549

See Notes to Schedules of Investments and Notes to Financial Statements.

44	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

4.60%, 04/15/48 (a)	23,000	27,501
4.75%, 04/15/58 (a)	13,000	15,927
5.55%, 01/23/49 (a)	44,000	59,213
Anthem Inc.
2.88%, 09/15/29 (a)	21,000	22,704
3.30%, 01/15/23 (a)	27,000	28,620
3.70%, 09/15/49 (a)	21,000	23,443
Apollo Management Holdings LP 2.65%, 06/05/30 (a)(g)	155,000	155,397
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter) 4.95%, 01/14/50 (a)(b)(g)	50,000	49,036
Apple Inc.
2.15%, 02/09/22 (a)	300,000	307,665
2.20%, 09/11/29 (a)	76,000	81,777
2.95%, 09/11/49 (a)	20,000	21,883
3.35%, 02/09/27 (a)	15,000	17,120
3.45%, 02/09/45 (a)	37,000	43,724
3.85%, 08/04/46 (a)	43,000	53,643
Applied Materials Inc. 4.35%, 04/01/47 (a)	98,000	130,198
Aptiv PLC 4.40%, 10/01/46 (a)	23,000	21,894
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (a)	13,000	14,090
Ares Capital Corp. 3.25%, 07/15/25 (a)	202,000	200,392
Ascension Health 4.85%, 11/15/53 (a)	17,000	24,690
AstraZeneca PLC
3.50%, 08/17/23 (a)	21,000	22,714
4.00%, 01/17/29 (a)	14,000	16,602
4.38%, 08/17/48 (a)	6,000	7,963
AT&T Inc.
2.30%, 06/01/27 (a)	65,000	68,277
2.63%, 12/01/22 (a)	1,000,000	1,041,370
2.75%, 06/01/31 (a)	132,000	138,963
3.30%, 02/01/52 (a)	44,000	41,486
3.85%, 06/01/60 (a)	85,000	86,606
4.35%, 03/01/29 (a)	84,000	98,810
4.45%, 04/01/24 (a)	24,000	26,790
4.50%, 05/15/35 (a)	36,000	42,462
4.55%, 03/09/49 (a)	31,000	35,664
4.75%, 05/15/46 (a)	45,000	52,431
4.80%, 06/15/44 (a)	24,000	28,602
4.85%, 03/01/39 (a)	38,000	45,640
5.15%, 11/15/46 (a)	5,000	6,215
5.25%, 03/01/37 (a)	28,000	34,962

	Principal Amount ($)	Fair Value $
5.35%, 12/15/43 (a)	18,000	22,490
5.45%, 03/01/47 (a)	31,000	39,815
Athene Holding Ltd. 6.15%, 04/03/30 (a)	67,000	80,083
Avangrid Inc. 3.15%, 12/01/24 (a)	45,000	49,106
Avery Dennison Corp. 2.65%, 04/30/30 (a)	18,000	19,292
Bank of America Corp.
3.25%, 10/21/27 (a)	4,000	4,424
3.95%, 04/21/25 (a)	89,000	98,891
4.18%, 11/25/27 (a)	130,000	148,898
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter) 2.59%, 04/29/31 (a)(b)	155,000	164,123
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12%, 01/20/23 (a)(b)	31,000	31,983
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37%, 01/23/26 (a)(b)	19,000	20,765
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter) 3.56%, 04/23/27 (a)(b)	102,000	113,932
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter) 3.71%, 04/24/28 (a)(b)	89,000	100,485
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95%, 01/23/49 (a)(b)	21,000	25,517
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24%, 04/24/38 (a)(b)	114,000	138,917

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	45

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27%, 07/23/29 (a)(b)	97,000	113,761
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter) 4.30%, 12/31/99 (a)(b)	80,000	77,819
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44%, 01/20/48 (a)(b)	52,000	67,345
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34%, 10/05/28 (a)(b)	45,000	48,488
Barclays PLC 4.84%, 05/09/28 (a)	200,000	217,108
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter) 2.65%, 06/24/31 (a)(b)	652,000	651,250
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter) 2.85%, 05/07/26 (a)(b)	200,000	207,754
Barrick North America Finance LLC 5.70%, 05/30/41 (a)	5,000	7,039
BAT Capital Corp.
2.26%, 03/25/28	35,000	35,196
2.73%, 03/25/31	74,000	73,911
2.76%, 08/15/22 (a)	26,000	26,923
3.56%, 08/15/27 (a)	20,000	21,610
3.73%, 09/25/40	45,000	45,608
3.98%, 09/25/50	74,000	73,515
4.39%, 08/15/37 (a)	37,000	40,014
4.54%, 08/15/47 (a)	19,000	20,306
4.70%, 04/02/27 (a)	34,000	39,044
4.91%, 04/02/30 (a)	45,000	52,940
5.28%, 04/02/50 (a)	45,000	52,958
BAT International Finance PLC 1.67%, 03/25/26	35,000	35,152

	Principal Amount ($)	Fair Value $
Baxter International Inc. 3.95%, 04/01/30 (a)(g)	20,000	23,937
Becton Dickinson and Co.
2.89%, 06/06/22 (a)	27,000	27,929
3.70%, 06/06/27 (a)	26,000	29,471
3.73%, 12/15/24 (a)	4,000	4,418
4.67%, 06/06/47 (a)	4,000	4,947
4.69%, 12/15/44 (a)	3,000	3,681
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	19,000	21,469
3.70%, 07/15/30 (a)(g)	50,000	58,796
3.80%, 07/15/48 (a)	47,000	54,624
4.25%, 10/15/50 (a)(g)	33,000	41,468
6.13%, 04/01/36 (a)	79,000	112,766
Biogen Inc.
2.25%, 05/01/30 (a)	24,000	24,542
3.15%, 05/01/50 (a)	17,000	16,737
Block Financial LLC 3.88%, 08/15/30 (a)	20,000	20,192
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter) 2.82%, 11/19/25 (a)(b)(g)	204,000	215,193
Boardwalk Pipelines LP 4.80%, 05/03/29 (a)	28,000	30,546
Boston Scientific Corp. 4.70%, 03/01/49 (a)	11,000	14,531
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	55,000	52,689
3.02%, 01/16/27 (a)	69,000	75,672
3.22%, 11/28/23 (a)	31,000	33,326
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter) 4.38%, 12/31/99 (a)(b)	66,000	68,790
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter) 4.88%, 12/31/99 (a)(b)	66,000	70,425
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)	64,000	72,021
3.40%, 07/26/29 (a)	52,000	60,435
3.45%, 11/15/27 (a)	15,000	17,268
4.13%, 06/15/39 (a)	23,000	29,116
4.25%, 10/26/49 (a)	23,000	30,301
4.35%, 11/15/47 (a)	4,000	5,241
4.55%, 02/20/48 (a)	57,000	76,621
5.00%, 08/15/45 (a)	33,000	46,166

See Notes to Schedules of Investments and Notes to Financial Statements.

46	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	6,000	6,234
3.13%, 01/15/25 (a)	7,000	7,474
3.88%, 01/15/27 (a)	6,000	6,646
Broadcom Inc.
3.15%, 11/15/25 (a)	85,000	91,723
4.15%, 11/15/30 (a)	66,000	74,038
4.30%, 11/15/32 (a)	46,000	52,597
Brown & Brown Inc. 2.38%, 03/15/31	40,000	40,442
Brown-Forman Corp. 4.00%, 04/15/38 (a)	6,000	7,189
Bunge Limited Finance Corp. 3.75%, 09/25/27 (a)	12,000	13,029
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	75,000	94,788
4.55%, 09/01/44 (a)	38,000	49,800
Cameron LNG LLC 3.30%, 01/15/35 (a)(g)	21,000	23,727
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	42,000	45,364
4.95%, 06/01/47 (a)	5,000	5,600
Canadian Pacific Railway Co. 2.90%, 02/01/25 (a)	13,000	14,074
Capital One Financial Corp. 3.75%, 07/28/26 (a)	475,000	517,379
Cardinal Health Inc.
2.62%, 06/15/22 (a)	13,000	13,409
3.08%, 06/15/24 (a)	12,000	12,913
Carlisle Companies Inc. 2.75%, 03/01/30 (a)	60,000	63,950
Carrier Global Corp.
2.72%, 02/15/30 (a)(g)	45,000	47,045
3.38%, 04/05/40 (a)(g)	30,000	31,417
3.58%, 04/05/50 (a)(g)	45,000	47,648
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	86,000	96,626
3.80%, 08/15/42 (a)	8,000	9,771
Centene Corp.
3.38%, 02/15/30 (a)	63,000	65,253
4.25%, 12/15/27 (a)	164,000	171,578
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	90,000	95,302
4.80%, 03/01/50 (a)	22,000	24,895

	Principal Amount ($)	Fair Value $
4.91%, 07/23/25 (a)	63,000	72,739
5.05%, 03/30/29 (a)	48,000	57,443
5.75%, 04/01/48 (a)	45,000	55,869
6.38%, 10/23/35 (a)	4,000	5,526
6.48%, 10/23/45 (a)	19,000	25,525
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/25 (a)	81,000	92,322
Chevron Corp.
1.55%, 05/11/25 (a)	23,000	23,832
2.24%, 05/11/30 (a)	44,000	46,699
2.98%, 05/11/40 (a)	30,000	32,394
3.08%, 05/11/50 (a)	55,000	59,402
3.19%, 06/24/23 (a)	47,000	50,267
Choice Hotels International Inc. 3.70%, 01/15/31 (a)	45,000	47,388
Chubb INA Holdings Inc.
1.38%, 09/15/30	210,000	207,992
4.35%, 11/03/45 (a)	58,000	76,081
Cigna Corp.
2.40%, 03/15/30 (a)	40,000	41,481
3.25%, 04/15/25 (a)	24,000	26,307
3.40%, 09/17/21 - 03/15/50 (a)	49,000	51,878
3.75%, 07/15/23 (a)	48,000	51,937
3.88%, 10/15/47 (a)	4,000	4,460
4.13%, 11/15/25 (a)	34,000	38,943
4.38%, 10/15/28 (a)	14,000	16,644
4.80%, 08/15/38 (a)	12,000	14,909
4.90%, 12/15/48 (a)	2,000	2,600
Cisco Systems Inc. 5.90%, 02/15/39 (a)	16,000	24,193
Citigroup Inc.
4.40%, 06/10/25	269,000	302,996
4.65%, 07/23/48 (a)	62,000	81,363
4.75%, 05/18/46 (a)	51,000	64,064
5.50%, 09/13/25 (a)	81,000	95,834
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter) 1.68%, 05/15/24 (a)(b)	220,000	225,328
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88%, 07/24/23 (a)(b)	65,000	67,464
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter) 2.98%, 11/05/30 (a)(b)	292,000	315,170

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	47

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter) 3.11%, 04/08/26 (a)(b)	224,000	241,978
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88%, 01/24/39 (a)(b)	39,000	45,609
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter) 4.70%, 12/31/99 (a)(b)	83,000	80,329
CMS Energy Corp. 4.88%, 03/01/44 (a)	53,000	69,600
CNA Financial Corp.
3.45%, 08/15/27 (a)	37,000	41,549
3.90%, 05/01/29 (a)	85,000	97,495
CNH Industrial Capital LLC 1.95%, 07/02/23 (a)	70,000	71,270
CNOOC Finance 2014 ULC 4.25%, 04/30/24 (a)	233,000	256,789
CNOOC Petroleum North America ULC 6.40%, 05/15/37 (a)	69,000	100,611
Comcast Corp.
2.65%, 08/15/62 (a)	55,000	52,253
2.80%, 01/15/51 (a)	35,000	35,286
3.10%, 04/01/25 (a)	35,000	38,564
3.20%, 07/15/36 (a)	27,000	29,941
3.25%, 11/01/39 (a)	62,000	68,995
3.45%, 02/01/50 (a)	55,000	61,768
3.97%, 11/01/47 (a)	63,000	75,560
4.15%, 10/15/28 (a)	15,000	18,064
4.60%, 08/15/45 (a)	8,000	10,317
4.70%, 10/15/48 (a)	54,000	71,800
CommonSpirit Health 4.35%, 11/01/42 (a)	129,000	139,739
Conagra Brands Inc.
5.30%, 11/01/38 (a)	14,000	18,085
5.40%, 11/01/48 (a)	12,000	16,278
Concho Resources Inc.
3.75%, 10/01/27 (a)	10,000	10,822
4.30%, 08/15/28 (a)	47,000	51,877
4.88%, 10/01/47 (a)	9,000	9,973
ConocoPhillips Co. 4.30%, 11/15/44 (a)	27,000	32,475
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	29,000	31,623
3.35%, 04/01/30 (a)	20,000	23,020

	Principal Amount ($)	Fair Value $
3.88%, 06/15/47 (a)	65,000	76,285
3.95%, 04/01/50 (a)	30,000	36,335
Constellation Brands Inc.
3.15%, 08/01/29 (a)	288,000	315,043
3.70%, 12/06/26 (a)	49,000	55,962
4.50%, 05/09/47 (a)	23,000	27,838
Continental Resources Inc. 4.50%, 04/15/23 (a)	122,000	116,222
Corning Inc. 4.38%, 11/15/57 (a)	24,000	28,955
Corporate Office Properties LP 2.25%, 03/15/26	55,000	55,709
Costco Wholesale Corp. 1.75%, 04/20/32 (a)	43,000	43,994
Crown Castle International Corp.
3.30%, 07/01/30 (a)	249,000	273,200
4.15%, 07/01/50 (a)	45,000	51,684
5.20%, 02/15/49 (a)	44,000	58,462
CSX Corp. 4.50%, 03/15/49 - 08/01/54 (a)	84,000	109,163
CubeSmart LP 4.38%, 02/15/29 (a)	94,000	110,580
Cummins Inc.
0.75%, 09/01/25 (a)	20,000	20,057
1.50%, 09/01/30 (a)	65,000	64,649
2.60%, 09/01/50 (a)	65,000	63,816
CVS Health Corp.
3.00%, 08/15/26 (a)	23,000	25,189
3.25%, 08/15/29 (a)	25,000	27,535
3.35%, 03/09/21 (a)	11,000	11,144
3.63%, 04/01/27 (a)	40,000	44,916
3.75%, 04/01/30 (a)	30,000	34,289
3.88%, 07/20/25 (a)	13,000	14,658
4.10%, 03/25/25 (a)	31,000	34,990
4.25%, 04/01/50 (a)	25,000	29,358
4.30%, 03/25/28 (a)	19,000	22,221
4.78%, 03/25/38 (a)	13,000	15,785
5.00%, 12/01/24 (a)	28,000	31,922
5.13%, 07/20/45 (a)	27,000	34,081
5.30%, 12/05/43 (a)	44,000	56,120
D.R. Horton Inc. 2.60%, 10/15/25 (a)	110,000	117,815
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(g)	34,000	36,786
4.42%, 06/15/21 (a)(g)	10,000	10,218
5.45%, 06/15/23 (a)(g)	269,000	294,878
6.02%, 06/15/26 (a)(g)	13,000	15,288
8.10%, 07/15/36 (a)(g)	3,000	3,934
8.35%, 07/15/46 (a)(g)	33,000	43,553

See Notes to Schedules of Investments and Notes to Financial Statements.

48	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Devon Energy Corp. 5.00%, 06/15/45 (a)	14,000	13,317
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	35,000	38,056
3.25%, 11/15/39 (a)	21,000	23,321
3.40%, 11/15/49 (a)	11,000	12,572
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	50,000	50,617
3.25%, 12/01/26 (a)	35,000	35,115
3.50%, 12/01/29 (a)	31,000	29,894
5.38%, 05/31/25 (a)	122,000	126,630
Digital Realty Trust LP 3.60%, 07/01/29 (a)	45,000	51,578
Discovery Communications LLC
2.95%, 03/20/23 (a)	65,000	68,500
3.95%, 03/20/28 (a)	55,000	62,517
4.95%, 05/15/42 (a)	5,000	5,830
5.00%, 09/20/37 (a)	9,000	10,793
Dollar General Corp.
3.50%, 04/03/30 (a)	56,000	63,874
4.13%, 04/03/50 (a)	38,000	45,346
Dollar Tree Inc. 4.00%, 05/15/25 (a)	51,000	57,512
Dominion Energy Inc.
3.07%, 08/15/24 (a)(h)	26,000	27,978
3.38%, 04/01/30 (a)	65,000	73,312
Dover Corp. 2.95%, 11/04/29 (a)	40,000	43,386
DTE Energy Co.
2.85%, 10/01/26 (a)	29,000	31,413
3.85%, 12/01/23 (a)	15,000	16,318
Duke Energy Carolinas LLC 3.95%, 03/15/48 (a)	17,000	21,195
Duke Energy Corp.
1.80%, 09/01/21 (a)	34,000	34,410
3.75%, 09/01/46 (a)	11,000	12,532
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter) 4.88%, 12/31/99 (a)(b)	75,000	79,119
Duke Energy Progress LLC 4.15%, 12/01/44 (a)	22,000	27,285
Duke Realty LP
3.05%, 03/01/50 (a)	20,000	21,319
3.38%, 12/15/27 (a)	37,000	41,557
DuPont de Nemours Inc.
2.17%, 05/01/23 (a)	65,000	65,614
5.32%, 11/15/38 (a)	9,000	11,416
5.42%, 11/15/48 (a)	9,000	12,020

	Principal Amount ($)	Fair Value $
Duquesne Light Holdings Inc. 3.62%, 08/01/27 (a)(g)	22,000	23,487
DXC Technology Co. 4.00%, 04/15/23 (a)	90,000	94,843
Eastman Chemical Co.
3.50%, 12/01/21 (a)	27,000	27,853
4.50%, 01/15/21 (a)	57,000	56,761
4.65%, 10/15/44 (a)	44,000	51,702
Eaton Corp. 3.10%, 09/15/27 (a)	51,000	56,872
Ecolab Inc.
1.30%, 01/30/31 (a)	37,000	36,217
2.13%, 08/15/50 (a)	84,000	76,803
Edison International
4.95%, 04/15/25 (a)	75,000	82,086
5.75%, 06/15/27 (a)	8,000	8,906
EI du Pont de Nemours & Co. 2.30%, 07/15/30 (a)	32,000	33,973
Eli Lilly & Co. 3.95%, 03/15/49 (a)	36,000	45,158
Emera US Finance LP 4.75%, 06/15/46 (a)	3,000	3,621
Emerson Electric Co.
1.80%, 10/15/27 (a)	32,000	33,427
2.75%, 10/15/50 (a)	23,000	23,425
Empower Finance 2020 LP
1.36%, 09/17/27 (g)	75,000	74,705
1.78%, 03/17/31 (g)	124,000	124,275
3.08%, 09/17/51 (g)	50,000	52,265
Enbridge Energy Partners LP 5.50%, 09/15/40 (a)	4,000	4,806
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter) 5.75%, 07/15/80 (a)(b)	109,000	112,544
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	52,000	54,127
4.50%, 04/15/24 (a)	8,000	8,471
4.95%, 06/15/28 (a)	11,000	11,694
5.30%, 04/15/47 (a)	44,000	41,081
6.13%, 12/15/45 (a)	6,000	6,072
6.50%, 02/01/42 (a)	26,000	27,236
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter) 6.75%, 12/31/99 (a)(b)	123,000	94,764

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	49

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (a)	18,000	19,121
Entergy Louisiana LLC
3.05%, 06/01/31 (a)	16,000	18,224
4.00%, 03/15/33 (a)	17,000	21,272
Enterprise Products Operating LLC 4.25%, 02/15/48 (a)	43,000	45,447
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25%, 08/16/77 (a)(b)	13,000	12,379
EOG Resources Inc.
4.15%, 01/15/26 (a)	6,000	6,881
4.38%, 04/15/30 (a)	50,000	58,924
4.95%, 04/15/50 (a)	46,000	56,327
5.10%, 01/15/36 (a)	11,000	12,810
EPR Properties 4.95%, 04/15/28 (a)	18,000	17,489
Equinix Inc.
1.25%, 07/15/25 (a)	60,000	60,589
2.15%, 07/15/30 (a)	65,000	65,915
Equinor ASA 3.25%, 11/18/49 (a)	20,000	21,183
ERP Operating LP 4.50%, 07/01/44 (a)	36,000	46,207
Essex Portfolio LP 2.65%, 03/15/32 (a)	25,000	26,385
Eversource Energy 3.45%, 01/15/50 (a)	38,000	42,223
Exelon Corp.
3.50%, 06/01/22 (a)	30,000	31,359
4.05%, 04/15/30 (a)	67,000	78,406
4.45%, 04/15/46 (a)	48,000	58,647
4.70%, 04/15/50 (a)	45,000	57,677
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	134,000	144,825
3.45%, 04/15/51 (a)	70,000	76,703
FedEx Corp.
3.80%, 05/15/25 (a)	179,000	202,295
4.10%, 02/01/45 (a)	53,000	60,348
FirstEnergy Corp. 3.90%, 07/15/27 (a)	12,000	13,157
FirstEnergy Transmission LLC 4.55%, 04/01/49 (a)(g)	80,000	93,799
Fiserv Inc.
3.50%, 07/01/29 (a)	245,000	279,170
4.40%, 07/01/49 (a)	12,000	14,928

	Principal Amount ($)	Fair Value $
Florida Power & Light Co.
2.85%, 04/01/25 (a)	80,000	87,746
4.13%, 02/01/42 (a)	73,000	90,984
Ford Motor Credit Company LLC 5.88%, 08/02/21 (a)	205,000	208,877
Fox Corp. 3.50%, 04/08/30 (a)	44,000	49,703
General Dynamics Corp. 4.25%, 04/01/50 (a)	110,000	143,260
General Mills Inc.
2.88%, 04/15/30 (a)	25,000	27,432
3.70%, 10/17/23 (a)	51,000	55,611
4.55%, 04/17/38 (a)	14,000	17,880
4.70%, 04/17/48 (a)	4,000	5,455
General Motors Co.
5.20%, 04/01/45 (a)	4,000	4,307
5.40%, 10/02/23 - 04/01/48 (a)	19,000	20,978
6.13%, 10/01/25 (a)	66,000	76,672
6.80%, 10/01/27 (a)	35,000	42,568
General Motors Financial Company Inc.
3.45%, 01/14/22 - 04/10/22 (a)	441,000	452,521
3.55%, 04/09/21 (a)	104,000	105,350
5.25%, 03/01/26 (a)	24,000	27,075
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	90,000	93,825
3.60%, 03/01/25 (a)(g)	41,000	45,554
Gilead Sciences Inc.
1.20%, 10/01/27	35,000	35,190
1.65%, 10/01/30	30,000	30,016
2.60%, 10/01/40	74,000	73,699
2.80%, 10/01/50	74,000	73,471
2.95%, 03/01/27 (a)	6,000	6,614
3.50%, 02/01/25 (a)	13,000	14,375
3.65%, 03/01/26 (a)	99,000	111,726
4.15%, 03/01/47 (a)	10,000	12,162
4.80%, 04/01/44 (a)	11,000	14,265
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	29,000	31,213
3.63%, 05/15/25 (a)	28,000	31,690
GlaxoSmithKline Capital PLC 3.38%, 06/01/29 (a)	32,000	36,927
Glencore Finance Canada Ltd. 4.25%, 10/25/22 (a)(g)	86,000	91,171
Glencore Funding LLC 2.50%, 09/01/30 (g)	50,000	48,614

See Notes to Schedules of Investments and Notes to Financial Statements.

50	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Gray Oak Pipeline LLC
2.00%, 09/15/23 (g)	125,000	125,770
2.60%, 10/15/25 (g)	90,000	90,406
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	2,173
5.00%, 11/15/45 (a)	16,000	16,335
HCA Inc.
4.13%, 06/15/29 (a)	100,000	113,119
4.50%, 02/15/27 (a)	45,000	50,488
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	110,000	112,722
3.20%, 06/01/50 (a)(g)	23,000	23,845
Healthcare Trust of America Holdings LP 2.00%, 03/15/31	40,000	39,404
Hess Corp.
5.60%, 02/15/41 (a)	8,000	8,700
5.80%, 04/01/47 (a)	5,000	5,522
Hewlett Packard Enterprise Co. 6.35%, 10/15/45 (a)	7,000	8,882
Highwoods Realty LP
4.13%, 03/15/28 (a)	42,000	46,369
4.20%, 04/15/29 (a)	127,000	142,080
Honeywell International Inc. 2.70%, 08/15/29 (a)	53,000	58,597
Hormel Foods Corp. 1.80%, 06/11/30 (a)	93,000	95,759
HSBC Holdings PLC 4.25%, 03/14/24 (a)	248,000	265,705
HSBC Holdings PLC (2.13% fixed rate until 09/22/27; 1.73% + SOFR thereafter) 2.01%, 09/22/28 (b)	200,000	198,662
Huntington Bancshares Inc. 2.55%, 02/04/30 (a)	84,000	88,060
Hyundai Capital America 3.10%, 04/05/22 (a)(g)	17,000	17,501
Imperial Brands Finance PLC 3.50%, 02/11/23 (a)(g)	203,000	212,048
ING Groep N.V. 4.10%, 10/02/23 (a)	204,000	223,643
Ingredion Inc.
2.90%, 06/01/30 (a)	110,000	119,500
3.90%, 06/01/50 (a)	20,000	22,535
Intel Corp.
2.45%, 11/15/29 (a)	72,000	78,312
2.60%, 05/19/26 (a)	33,000	36,226
3.10%, 02/15/60 (a)	43,000	46,390

	Principal Amount ($)	Fair Value $
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	20,000	19,957
2.65%, 09/15/40 (a)	20,000	20,030
3.00%, 09/15/60 (a)	40,000	40,552
International Business Machines Corp.
4.15%, 05/15/39 (a)	141,000	172,825
4.25%, 05/15/49 (a)	141,000	176,735
International Paper Co. 4.40%, 08/15/47 (a)	45,000	55,178
Interstate Power & Light Co. 3.40%, 08/15/25 (a)	24,000	26,448
ITC Holdings Corp. 2.95%, 05/14/30 (a)(g)	110,000	118,607
Jabil Inc. 3.95%, 01/12/28 (a)	24,000	26,390
John Deere Capital Corp. 2.45%, 01/09/30 (a)	150,000	163,245
Johnson & Johnson 3.63%, 03/03/37 (a)	38,000	46,312
Johnson Controls International PLC 4.50%, 02/15/47 (a)	8,000	9,992
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	238,000	264,428
3.63%, 12/01/27 (a)	45,000	50,239
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter) 2.96%, 05/13/31 (a)(b)	70,000	75,035
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88%, 07/24/38 (a)(b)	110,000	129,741
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90%, 01/23/49 (a)(b)	45,000	54,154
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter) 3.96%, 01/29/27 (a)(b)	152,000	173,231

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	51

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01%, 04/23/29 (a)(b)	76,000	88,123
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter) 4.60%, 12/31/99 (a)(b)	81,000	78,763
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10%, 10/29/49 (a)(b)	170,000	178,446
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	49,000	54,971
3.55%, 05/25/21 (a)	150,000	153,060
3.80%, 05/01/50 (a)	73,000	83,795
4.50%, 11/15/45 (a)	12,000	14,868
4.60%, 05/25/28 (a)	19,000	22,860
KeyCorp 2.25%, 04/06/27 (a)	133,000	140,898
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	88,000	88,632
4.70%, 11/01/42 (a)	5,000	5,362
5.00%, 03/01/43 (a)	16,000	17,755
6.38%, 03/01/41 (a)	13,000	16,040
Kinder Morgan Inc. 5.05%, 02/15/46 (a)	13,000	14,677
KLA Corp.
3.30%, 03/01/50 (a)	95,000	99,892
4.10%, 03/15/29 (a)	90,000	107,896
4.65%, 11/01/24 (a)	66,000	75,350
Kohl’s Corp. 9.50%, 05/15/25 (a)	21,000	24,777
L3Harris Technologies Inc. 3.85%, 12/15/26 (a)	194,000	222,871
Lear Corp.
4.25%, 05/15/29 (a)	34,000	36,748
5.25%, 05/15/49 (a)	15,000	16,272
Leidos Inc.
2.95%, 05/15/23 (a)(g)	88,000	92,586
3.63%, 05/15/25 (a)(g)	25,000	27,686
4.38%, 05/15/30 (a)(g)	86,000	100,699
Liberty Mutual Group Inc. 3.95%, 05/15/60 (a)(g)	21,000	23,195
Life Storage LP 2.20%, 10/15/30	70,000	70,164

	Principal Amount ($)	Fair Value $
Lincoln National Corp.
3.63%, 12/12/26 (a)	32,000	36,052
4.35%, 03/01/48 (a)	104,000	119,602
Lloyds Banking Group PLC 3.75%, 01/11/27 (a)	200,000	221,868
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	9,000	10,245
3.80%, 03/01/45 (a)	18,000	21,434
4.50%, 05/15/36 (a)	27,000	34,529
Loews Corp. 3.20%, 05/15/30 (a)	25,000	27,932
Lowe’s Companies Inc.
3.70%, 04/15/46 (a)	14,000	16,041
4.05%, 05/03/47 (a)	12,000	14,280
4.55%, 04/05/49 (a)	31,000	39,770
LYB International Finance BV 4.88%, 03/15/44 (a)	7,000	8,341
LYB International Finance II BV 3.50%, 03/02/27 (a)	9,000	9,996
Marathon Oil Corp. 3.85%, 06/01/25 (a)	14,000	14,373
Mars Inc.
0.88%, 07/16/26 (a)(g)	40,000	39,741
1.63%, 07/16/32 (a)(g)	65,000	64,441
2.38%, 07/16/40 (a)(g)	65,000	64,541
2.45%, 07/16/50 (a)(g)	41,000	38,687
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (a)	44,000	46,152
Masco Corp. 3.50%, 11/15/27 (a)	7,000	7,794
Mastercard Inc.
3.30%, 03/26/27 (a)	40,000	45,752
3.85%, 03/26/50 (a)	15,000	19,135
McCormick & Company Inc.
2.50%, 04/15/30 (a)	39,000	41,724
3.25%, 11/15/25 (a)	254,000	278,105
McDonald’s Corp.
3.60%, 07/01/30 (a)	68,000	79,277
3.63%, 09/01/49 (a)	12,000	13,435
3.70%, 01/30/26 (a)	9,000	10,260
3.80%, 04/01/28 (a)	25,000	29,152
4.20%, 04/01/50 (a)	33,000	40,297
4.88%, 12/09/45 (a)	17,000	22,035
McKesson Corp. 3.65%, 11/30/20 (a)	113,000	113,585
Medtronic Inc. 4.63%, 03/15/45 (a)	4,000	5,506
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52 (a)	34,000	43,998

See Notes to Schedules of Investments and Notes to Financial Statements.

52	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Merck & Company Inc.
1.45%, 06/24/30 (a)	110,000	111,676
2.45%, 06/24/50 (a)	105,000	104,563
2.75%, 02/10/25 (a)	23,000	24,984
4.00%, 03/07/49 (a)	6,000	7,608
MetLife Inc.
4.05%, 03/01/45 (a)	13,000	15,893
4.72%, 12/15/44 (a)	63,000	82,748
Microchip Technology Inc. 2.67%, 09/01/23 (a)(g)	471,000	487,297
Micron Technology Inc. 2.50%, 04/24/23 (a)	65,000	67,469
Microsoft Corp.
2.40%, 08/08/26 (a)	63,000	68,810
2.68%, 06/01/60 (a)	11,000	11,600
2.88%, 02/06/24 (a)	150,000	161,284
3.45%, 08/08/36 (a)	18,000	21,791
3.50%, 02/12/35 (a)	18,000	22,181
3.70%, 08/08/46 (a)	74,000	93,213
3.95%, 08/08/56 (a)	56,000	73,652
4.10%, 02/06/37 (a)	5,000	6,464
Morgan Stanley
2.75%, 05/19/22 (a)	200,000	207,250
3.70%, 10/23/24 (a)	130,000	144,252
3.95%, 04/23/27 (a)	183,000	207,054
4.35%, 09/08/26 (a)	67,000	77,301
5.00%, 11/24/25 (a)	397,000	466,217
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter) 2.72%, 07/22/25 (a)(b)	197,000	209,488
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter) 3.62%, 04/01/31 (a)(b)	55,000	63,112
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97%, 07/22/38 (a)(b)	91,000	107,667
MPLX LP
1.75%, 03/01/26 (a)	40,000	40,019
2.65%, 08/15/30 (a)	50,000	48,819
3.38%, 03/15/23 (a)	164,000	172,720
5.20%, 12/01/47 (a)	8,000	8,577
5.25%, 01/15/25 (a)	162,000	167,988
6.25%, 10/15/22 (a)	48,000	48,070
MPLX LP (1.41% fixed rate until 11/02/20; 1.10% + 3 month USD LIBOR) 1.34%, 09/09/22 (a)(b)	65,000	64,965

	Principal Amount ($)	Fair Value $
Mylan Inc. 5.20%, 04/15/48 (a)	14,000	17,467
National Oilwell Varco Inc. 3.60%, 12/01/29 (a)	61,000	59,463
National Retail Properties Inc. 4.00%, 11/15/25 (a)	82,000	91,002
Newfield Exploration Co. 5.63%, 07/01/24 (a)	217,000	210,635
Newmont Corp. 4.88%, 03/15/42 (a)	21,000	28,628
NextEra Energy Capital Holdings Inc. 3.25%, 04/01/26 (a)	39,000	43,727
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter) 5.65%, 05/01/79 (a)(b)	80,000	91,035
NIKE Inc.
2.40%, 03/27/25 (a)	78,000	83,869
3.38%, 03/27/50 (a)	23,000	26,848
NiSource Inc.
3.60%, 05/01/30 (a)	47,000	53,572
3.95%, 03/30/48 (a)	14,000	16,360
Noble Energy Inc.
3.85%, 01/15/28 (a)	43,000	48,782
3.90%, 11/15/24 (a)	16,000	17,521
4.20%, 10/15/49 (a)	6,000	7,118
5.05%, 11/15/44 (a)	4,000	5,231
Norfolk Southern Corp. 3.95%, 10/01/42 (a)	19,000	22,585
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	64,000	66,682
3.85%, 04/15/45 (a)	4,000	4,676
4.03%, 10/15/47 (a)	7,000	8,562
Novartis Capital Corp. 2.20%, 08/14/30 (a)	117,000	125,660
Nucor Corp.
3.95%, 05/01/28 (a)	26,000	30,320
4.40%, 05/01/48 (a)	25,000	32,442
Nutrien Ltd.
4.00%, 12/15/26 (a)	16,000	18,462
4.90%, 06/01/43 (a)	15,000	18,284
Nutrition & Biosciences Inc.
1.23%, 10/01/25 (g)	48,000	48,015
3.47%, 12/01/50 (g)	49,000	49,570
NVIDIA Corp.
2.85%, 04/01/30 (a)	20,000	22,475
3.50%, 04/01/50 (a)	105,000	122,606

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	53

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

NXP BV/NXP Funding LLC/NXP USA Inc. 2.70%, 05/01/25 (a)(g)	95,000	100,538
Occidental Petroleum Corp.
2.70%, 08/15/22 (a)	65,000	60,698
2.90%, 08/15/24 (a)	17,000	14,427
Oklahoma Gas & Electric Co. 3.25%, 04/01/30 (a)	35,000	39,124
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22 (a)	26,000	27,237
Oncor Electric Delivery Company LLC 3.80%, 09/30/47 (a)	16,000	19,546
ONEOK Inc. 4.35%, 03/15/29 (a)	38,000	39,629
Oracle Corp.
2.40%, 09/15/23 (a)	18,000	18,936
2.65%, 07/15/26 (a)	28,000	30,582
2.95%, 04/01/30 (a)	117,000	130,822
3.60%, 04/01/50 (a)	95,000	106,334
3.80%, 11/15/37 (a)	8,000	9,366
4.00%, 07/15/46 - 11/15/47 (a)	47,000	55,631
4.13%, 05/15/45 (a)	5,000	5,988
Otis Worldwide Corp.
2.06%, 04/05/25	55,000	57,876
2.57%, 02/15/30	30,000	32,241
3.36%, 02/15/50	25,000	27,458
Owens Corning 4.40%, 01/30/48 (a)	18,000	20,226
Pacific Gas & Electric Co. 2.50%, 02/01/31 (a)	66,000	62,788
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	35,000	33,912
3.30%, 08/01/40 (a)	66,000	60,567
3.50%, 08/01/50 (a)	30,000	27,015
PacifiCorp
2.70%, 09/15/30 (a)	40,000	44,062
6.25%, 10/15/37 (a)	140,000	205,429
Parker-Hannifin Corp. 3.25%, 06/14/29 (a)	26,000	29,135
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.81% + 5 year CMT Rate thereafter) 4.50%, 10/01/50 (b)	175,000	175,899
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	45,000	49,082
3.25%, 06/01/50 (a)	85,000	94,144

	Principal Amount ($)	Fair Value $
PepsiCo Inc.
1.63%, 05/01/30 (a)	90,000	92,355
2.63%, 07/29/29 (a)	63,000	69,694
3.45%, 10/06/46 (a)	18,000	20,840
Pfizer Inc.
2.63%, 04/01/30 (a)	95,000	105,786
2.70%, 05/28/50 (a)	150,000	156,439
3.45%, 03/15/29 (a)	35,000	40,939
3.60%, 09/15/28 (a)	34,000	40,212
3.90%, 03/15/39 (a)	17,000	20,732
4.13%, 12/15/46 (a)	10,000	12,762
4.40%, 05/15/44 (a)	6,000	7,900
Philip Morris International Inc.
1.50%, 05/01/25 (a)	75,000	77,362
2.10%, 05/01/30 (a)	30,000	30,959
4.13%, 03/04/43 (a)	3,000	3,519
Phillips 66 2.15%, 12/15/30 (a)	221,000	214,571
Phillips 66 Partners LP
3.15%, 12/15/29	133,000	132,338
3.75%, 03/01/28 (a)	15,000	15,653
4.68%, 02/15/45 (a)	16,000	16,145
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	83,000	79,970
3.65%, 06/01/22 (a)	40,000	40,961
PPL Capital Funding Inc. 3.10%, 05/15/26 (a)	71,000	78,496
Precision Castparts Corp. 4.38%, 06/15/45 (a)	17,000	21,160
Prologis LP 4.38%, 02/01/29 (a)	24,000	29,373
Prudential Financial Inc. 3.94%, 12/07/49 (a)	44,000	49,550
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70%, 09/15/48 (a)(b)	102,000	115,295
PVH Corp. 4.63%, 07/10/25 (a)(g)	130,000	135,773
QUALCOMM Inc.
1.30%, 05/20/28 (a)(g)	8,000	7,970
1.65%, 05/20/32 (a)(g)	13,000	12,864
3.25%, 05/20/27 (a)	4,000	4,488
4.30%, 05/20/47 (a)	2,000	2,568
Quest Diagnostics Inc. 2.95%, 06/30/30 (a)	15,000	16,389
Ralph Lauren Corp. 1.70%, 06/15/22 (a)	15,000	15,284

See Notes to Schedules of Investments and Notes to Financial Statements.

54	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	243,000	269,954
3.50%, 03/15/27 (a)(g)	19,000	21,391
3.65%, 08/16/23 (a)	2,000	2,162
3.95%, 08/16/25 (a)	14,000	15,926
4.13%, 11/16/28 (a)	6,000	7,100
4.15%, 05/15/45 (a)	18,000	21,759
4.45%, 11/16/38 (a)	14,000	17,224
4.50%, 06/01/42 (a)	12,000	15,116
Realty Income Corp.
3.00%, 01/15/27 (a)	51,000	55,490
3.25%, 01/15/31 (a)	40,000	44,246
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	75,000	73,418
2.80%, 09/15/50 (a)	35,000	32,807
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	46,000	45,965
2.15%, 08/15/30 (a)	80,000	78,460
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (a)	15,000	19,224
Rockwell Automation Inc. 4.20%, 03/01/49 (a)	36,000	47,174
Rogers Communications Inc. 5.00%, 03/15/44 (a)	9,000	11,693
Roper Technologies Inc. 2.95%, 09/15/29 (a)	104,000	114,333
Ross Stores Inc. 4.70%, 04/15/27 (a)	90,000	106,120
Royalty Pharma PLC
0.75%, 09/02/23 (a)(g)	35,000	34,936
1.20%, 09/02/25 (a)(g)	45,000	44,928
1.75%, 09/02/27 (a)(g)	30,000	30,064
2.20%, 09/02/30 (a)(g)	15,000	14,978
3.30%, 09/02/40 (a)(g)	16,000	15,858
3.55%, 09/02/50 (a)(g)	11,000	10,661
RPM International Inc. 3.75%, 03/15/27 (a)	21,000	23,081
Ryder System Inc. 2.90%, 12/01/26 (a)	105,000	113,552
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (a)	14,000	15,181
4.50%, 05/15/30 (a)(g)	25,000	28,164
5.00%, 03/15/27 (a)	8,000	9,020
5.88%, 06/30/26 (a)	67,000	79,237
Schlumberger Holdings Corp. 3.90%, 05/17/28 (a)(g)	16,000	17,223

	Principal Amount ($)	Fair Value $
Sempra Energy
3.80%, 02/01/38 (a)	11,000	12,310
4.00%, 02/01/48 (a)	26,000	29,381
Shell International Finance BV
2.38%, 08/21/22 (a)	61,000	63,296
3.13%, 11/07/49 (a)	81,000	83,720
3.75%, 09/12/46 (a)	10,000	11,258
4.13%, 05/11/35 (a)	15,000	18,077
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	2,121
3.20%, 09/23/26 (a)	12,000	13,357
Simon Property Group LP 3.38%, 06/15/27 (a)	67,000	71,442
Southern California Edison Co.
2.40%, 02/01/22 (a)	37,000	37,780
2.90%, 03/01/21 (a)	46,000	46,486
4.00%, 04/01/47 (a)	57,000	61,212
4.20%, 03/01/29 (a)	39,000	44,865
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	41,000	45,704
4.40%, 05/30/47 (a)	13,000	15,623
Southwest Airlines Co. 2.63%, 02/10/30 (a)	67,000	63,156
Southwestern Electric Power Co. 2.75%, 10/01/26 (a)	23,000	24,761
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	8,000	8,781
4.50%, 03/15/45 (a)	4,000	4,518
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter) 2.82%, 01/30/26 (a)(b)(g)	203,000	210,235
Starbucks Corp. 4.00%, 11/15/28 (a)	19,000	22,399
Steel Dynamics Inc.
3.45%, 04/15/30 (a)	30,000	33,027
4.13%, 09/15/25 (a)	240,000	245,261
Stryker Corp.
1.95%, 06/15/30 (a)	88,000	89,781
2.90%, 06/15/50 (a)	40,000	41,070
Sumitomo Mitsui Financial Group Inc. 2.35%, 01/15/25 (a)	400,000	421,124
Suncor Energy Inc. 4.00%, 11/15/47 (a)	5,000	5,111

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	55

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Sunoco Logistics Partners Operations LP 5.30%, 04/01/44 (a)	19,000	17,714
Sysco Corp.
3.25%, 07/15/27 (a)	19,000	20,640
5.95%, 04/01/30 (a)	15,000	18,944
6.60%, 04/01/50 (a)	10,000	14,038
T-Mobile USA Inc.
3.50%, 04/15/25 (a)(g)	55,000	60,324
3.75%, 04/15/27 (a)(g)	100,000	112,143
3.88%, 04/15/30 (a)(g)	30,000	34,061
4.50%, 04/15/50 (a)(g)	15,000	17,927
Tampa Electric Co. 4.35%, 05/15/44 (a)	44,000	54,475
Target Corp. 2.50%, 04/15/26 (a)	24,000	26,248
Teck Resources Ltd. 3.90%, 07/15/30 (a)(g)	42,000	43,992
TELUS Corp. 3.70%, 09/15/27 (a)	150,000	169,495
Texas Instruments Inc. 3.88%, 03/15/39 (a)	23,000	28,436
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75%, 08/15/53 (a)(b)	40,000	42,000
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63%, 12/29/49 (a)(b)	86,000	88,478
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65%, 12/31/99 (a)(b)	109,000	105,681
The Boeing Co.
2.70%, 02/01/27 (a)	58,000	56,563
2.95%, 02/01/30 (a)	13,000	12,580
3.25%, 03/01/28 (a)	18,000	17,787
3.55%, 03/01/38 (a)	19,000	17,241
3.75%, 02/01/50 (a)	39,000	35,588
5.04%, 05/01/27 (a)	261,000	288,230
5.15%, 05/01/30 (a)	88,000	98,916
5.81%, 05/01/50 (a)	76,000	92,364
The Cleveland Electric Illuminating Co. 4.55%, 11/15/30 (a)(g)	71,000	83,492

	Principal Amount ($)	Fair Value $
The Clorox Co. 1.80%, 05/15/30 (a)	110,000	112,997
The Coca-Cola Co.
2.60%, 06/01/50 (a)	137,000	139,089
2.75%, 06/01/60 (a)	45,000	45,770
The Dow Chemical Co.
2.10%, 11/15/30 (a)	65,000	64,101
3.60%, 11/15/50 (a)	65,000	65,687
4.25%, 10/01/34 (a)	26,000	30,302
5.55%, 11/30/48 (a)	16,000	20,949
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	80,000	86,370
3.13%, 12/01/49 (a)	25,000	27,585
The George Washington University 4.13%, 09/15/48 (a)	84,000	103,169
The Goldman Sachs Group Inc.
2.60%, 02/07/30 (a)	140,000	147,774
3.50%, 04/01/25 - 11/16/26 (a)	186,000	205,572
3.85%, 01/26/27 (a)	200,000	224,898
4.25%, 10/21/25 (a)	4,000	4,540
5.15%, 05/22/45 (a)	71,000	93,048
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81%, 04/23/29 (a)(b)	116,000	132,017
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02%, 10/31/38 (a)(b)	50,000	58,174
The Hartford Financial Services Group Inc. 2.80%, 08/19/29 (a)	65,000	70,374
The Hartford Financial Services Group Inc. (2.41% fixed rate until 11/02/20; 2.13% + 3 month USD LIBOR) 2.41%, 02/12/67 (a)(b)(g)	95,000	82,833
The Home Depot Inc.
2.70%, 04/15/30 (a)	28,000	31,153
3.35%, 04/15/50 (a)	46,000	53,098
3.50%, 09/15/56 (a)	21,000	24,705
3.90%, 12/06/28 - 06/15/47 (a)	64,000	77,596
4.50%, 12/06/48 (a)	38,000	50,820

See Notes to Schedules of Investments and Notes to Financial Statements.

56	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

The Interpublic Group of Companies Inc. 3.75%, 10/01/21 (a)	139,000	143,367
The Kroger Co.
2.20%, 05/01/30 (a)	41,000	43,002
2.95%, 11/01/21 (a)	43,000	44,065
4.65%, 01/15/48 (a)	12,000	15,201
The Mosaic Co. 5.63%, 11/15/43 (a)	4,000	4,700
The Procter & Gamble Co.
2.45%, 03/25/25 (a)	23,000	24,889
3.60%, 03/25/50 (a)	45,000	57,010
The Sherwin-Williams Co.
3.45%, 06/01/27 (a)	7,000	7,875
4.50%, 06/01/47 (a)	6,000	7,480
The Southern Co.
3.25%, 07/01/26 (a)	8,000	8,920
4.40%, 07/01/46 (a)	5,000	5,898
The Travelers Companies Inc. 2.55%, 04/27/50 (a)	39,000	38,251
The Walt Disney Co.
2.65%, 01/13/31 (a)	65,000	70,163
3.38%, 11/15/26 (a)	7,000	7,888
3.60%, 01/13/51 (a)	66,000	74,650
4.00%, 10/01/23 (a)	358,000	390,578
4.75%, 11/15/46 (a)	5,000	6,442
6.65%, 11/15/37 (a)	31,000	46,664
The Williams Companies Inc.
3.75%, 06/15/27 (a)	6,000	6,584
4.85%, 03/01/48 (a)	15,000	16,793
4.90%, 01/15/45 (a)	52,000	56,051
5.40%, 03/04/44 (a)	4,000	4,519
Thermo Fisher Scientific Inc.
4.13%, 03/25/25 (a)	3,000	3,419
4.50%, 03/25/30 (a)	15,000	18,554
Time Warner Cable LLC
4.50%, 09/15/42 (a)	4,000	4,334
6.55%, 05/01/37 (a)	17,000	22,598
TJX Companies Inc. 4.50%, 04/15/50 (a)	11,000	14,196
Total Capital International S.A. 3.46%, 02/19/29 (a)	54,000	62,031
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	26,000	28,617
3.80%, 03/21/29 (a)	64,000	75,039
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	39,000	45,024
4.88%, 01/15/26 (a)	7,000	8,225

	Principal Amount ($)	Fair Value $
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter) 5.63%, 05/20/75 (a)(b)	85,000	86,460
Transcontinental Gas Pipe Line Company LLC 4.00%, 03/15/28 (a)	16,000	17,953
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter) 4.80%, 12/31/99 (a)(b)	83,000	83,395
TSMC Global Ltd.
0.75%, 09/28/25 (g)	247,000	244,945
1.00%, 09/28/27 (g)	201,000	200,696
1.38%, 09/28/30 (g)	201,000	197,368
TWDC Enterprises 18 Corp. 4.13%, 06/01/44 (a)	5,000	6,014
Tyco Electronics Group S.A. 3.13%, 08/15/27 (a)	28,000	30,662
Tyson Foods Inc.
4.00%, 03/01/26 (a)	79,000	90,398
4.55%, 06/02/47 (a)	4,000	5,050
UDR Inc.
2.10%, 08/01/32 (a)	55,000	54,698
3.00%, 08/15/31 (a)	25,000	27,104
Union Pacific Corp.
3.50%, 06/08/23 (a)	31,000	33,394
3.60%, 09/15/37 (a)	6,000	6,954
4.10%, 09/15/67 (a)	21,000	24,958
4.30%, 03/01/49 (a)	26,000	33,535
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	70,000	73,171
4.45%, 12/15/48 (a)	18,000	23,780
4.75%, 07/15/45 (a)	9,000	12,223
Unum Group 4.50%, 03/15/25 (a)	22,000	24,418
Vale S.A. 5.63%, 09/11/42 (a)	19,000	22,550
Valero Energy Corp.
2.85%, 04/15/25 (a)	43,000	45,109
4.00%, 04/01/29 (a)	26,000	28,525
Ventas Realty LP 3.25%, 10/15/26 (a)	88,000	93,621
Verizon Communications Inc.
2.45%, 11/01/22 (a)	700,000	726,208
3.00%, 03/22/27	304,000	338,796
4.33%, 09/21/28 (a)	51,000	61,914
4.40%, 11/01/34 (a)	189,000	235,776
4.52%, 09/15/48 (a)	18,000	23,669

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	57

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

4.67%, 03/15/55 (a)	58,000	80,385
5.25%, 03/16/37 (a)	16,000	22,177
ViacomCBS Inc.
2.90%, 01/15/27 (a)	16,000	17,252
3.45%, 10/04/26 (a)	19,000	20,454
3.70%, 06/01/28 (a)	38,000	42,128
5.25%, 04/01/44 (a)	4,000	4,649
Virginia Electric & Power Co. 4.00%, 11/15/46 (a)	42,000	52,094
Visa Inc.
2.00%, 08/15/50 (a)	55,000	50,716
2.05%, 04/15/30 (a)	45,000	48,213
2.70%, 04/15/40 (a)	47,000	50,815
Vodafone Group PLC
4.38%, 05/30/28 (a)	48,000	56,903
5.25%, 05/30/48 (a)	22,000	28,385
Vornado Realty LP 3.50%, 01/15/25 (a)	14,000	14,563
Vulcan Materials Co. 3.90%, 04/01/27 (a)	14,000	15,855
Walmart Inc.
3.63%, 12/15/47 (a)	14,000	17,133
3.70%, 06/26/28 (a)	29,000	34,262
3.95%, 06/28/38 (a)	29,000	36,293
4.05%, 06/29/48 (a)	43,000	56,082
WEC Energy Group Inc. 3.55%, 06/15/25 (a)	30,000	33,605
Wells Fargo & Co.
4.15%, 01/24/29 (a)	82,000	96,364
4.75%, 12/07/46 (a)	71,000	88,245
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter) 1.65%, 06/02/24 (a)(b)	55,000	56,026
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter) 2.39%, 06/02/28 (a)(b)	70,000	73,013
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter) 2.88%, 10/30/30 (a)(b)	20,000	21,432
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter) 3.07%, 04/30/41 (a)(b)	95,000	99,046
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter) 3.20%, 06/17/27 (a)(b)	251,000	273,909

	Principal Amount ($)	Fair Value $
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (a)(b)	117,000	125,767
Western Midstream Operating LP 5.38%, 06/01/21 (a)	49,000	49,365
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter) 2.89%, 02/04/30 (a)(b)	82,000	84,700
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter) 4.11%, 07/24/34 (a)(b)	32,000	36,008
Willis North America Inc.
3.60%, 05/15/24 (a)	75,000	81,890
3.88%, 09/15/49 (a)	45,000	52,011
WPP Finance 2010 3.75%, 09/19/24 (a)	19,000	20,836
WRKCo Inc. 3.00%, 09/15/24 (a)	19,000	20,425
Xcel Energy Inc. 3.40%, 06/01/30 (a)	55,000	63,121
Xilinx Inc. 2.95%, 06/01/24 (a)	15,000	16,126
Zoetis Inc.
3.00%, 09/12/27 (a)	7,000	7,746
3.90%, 08/20/28 (a)	21,000	24,828

		55,365,426

Non-Agency Collateralized Mortgage Obligations - 6.7%
BANK 2017-BNK7 3.18%, 09/15/60 (a)	1,168,000	1,307,395
BANK 2018-BNK15 4.41%, 11/15/61 (a)(b)	487,000	584,583
Benchmark 2019-B12 Mortgage Trust 3.12%, 08/15/52 (a)	140,000	157,632
Benchmark 2019-B9 Mortgage Trust 4.02%, 03/15/52	1,000,000	1,187,700
Cantor Commercial Real Estate Lending 2019-CF3 3.01%, 01/15/53 (a)	222,000	247,576
CD 2019-CD8 Mortgage Trust 2.91%, 08/15/57 (a)	827,000	917,265

See Notes to Schedules of Investments and Notes to Financial Statements.

58	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Principal Amount ($)	Fair Value $

Citigroup Commercial Mortgage Trust 2015-GC35 4.64%, 11/10/48 (b)	158,000	135,286
Citigroup Commercial Mortgage Trust 2015-P1 3.72%, 09/15/48 (a)	717,000	799,911
Citigroup Commercial Mortgage Trust 2016-P6 3.72%, 12/10/49 (a)(b)	126,803	144,238
GS Mortgage Securities Trust 2012-GCJ9 2.09%, 11/10/45 (a)(b)(c)	684,438	21,832
GS Mortgage Securities Trust 2015-GS1 4.57%, 11/10/48 (b)	213,000	181,317
GS Mortgage Securities Trust 2016-GS3 2.85%, 10/10/49 (a)	379,000	411,227
GS Mortgage Securities Trust 2019-GC42 2.75%, 09/01/52 (a)	773,000	848,584
GS Mortgage Securities Trust 2019-GSA1 3.05%, 11/10/52 (a)	376,000	422,436
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9 1.64%, 12/15/47 (a)(b)(c)	578,001	14,743
JPMBB Commercial Mortgage Securities Trust 2015-C32 4.80%, 11/15/48 (a)(b)	494,000	427,880
MASTR Alternative Loan Trust 2003-5 5.00%, 08/25/18 (c)	1,098	12
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.02%, 03/15/48 (a)(b)(c)	3,482,646	103,542
Morgan Stanley Capital I Trust 2006-IQ11 6.05%, 10/15/42 (a)(b)	138,884	137,084
UBS Commercial Mortgage Trust 2018-C12 4.79%, 08/15/51 (a)(b)	189,000	200,065
Wells Fargo Commercial Mortgage Trust 2015-C26 1.35%, 02/15/48 (a)(b)(c)	2,712,334	118,553

	Principal Amount ($) or Shares	Fair Value $
WFRBS Commercial Mortgage Trust 2014-LC14 4.35%, 03/15/47 (a)(b)	544,000	593,403

		8,962,264

Sovereign Bonds - 0.6%
Government of Chile 2.55%, 01/27/32 (a)	203,000	214,427
Government of Mexico 4.60%, 02/10/48 (a)	202,000	215,817
Government of Peru 5.63%, 11/18/50 (a)	113,000	180,232
Government of Uruguay 5.10%, 06/18/50 (a)	117,568	157,804

		768,280

Municipal Bonds and Notes - 0.4%
American Municipal Power Inc. 6.27%, 02/15/50 (a)	105,000	152,111
Board of Regents of the University of Texas System 3.35%, 08/15/47 (a)	95,000	113,462
State of California 4.60%, 04/01/38 (a)	165,000	196,518
State of Illinois 5.10%, 06/01/33 (a)	100,000	101,059

		563,150

Total Bonds and Notes (Cost $126,597,064)		131,784,406

Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $214,450) (a)(b)	8,578	223,543

Total Investments in Securities (Cost $126,811,514)		132,007,949

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	59

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

	Number of Shares	Fair Value $

Short-Term Investments - 6.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.07% (Cost $9,155,711) (a)(f)(i)	9,155,711	9,155,711

Total Investments (Cost $135,967,225)		141,163,660

Liabilities in Excess of Other Assets, net - (5.2)%		(7,009,396)

NET ASSETS - 100.0%		134,154,264

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$4,867	1.00%/ Quarterly	12/20/24	$39,288	$(67,968)	$107,256
Markit CDX North America High Yield Index	Intercontinental Exchange	2,695	5.00%/ Quarterly	06/20/25	131,520	(158,823)	290,343

							$397,599

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2020	19	$4,210,991	$4,214,438	$3,447
U.S. Long Bond Futures	December 2020	8	1,411,930	1,410,250	(1,680)
2 Yr. U.S. Treasury Notes Futures	December 2020	32	7,066,889	7,070,750	3,861

					$5,628

See Notes to Schedules of Investments and Notes to Financial Statements.

60	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

The Fund had the following short futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2020	19	$(2,390,917)	$(2,394,594)	$(3,677)
10 Yr. U.S. Treasury Notes Futures	December 2020	39	(6,242,969)	(6,233,999)	8,970
10 Yr. U.S. Treasury Notes Futures	December 2020	30	(4,186,108)	(4,185,938)	170

					$5,463

					$11,091

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$18,377	$—	$—	$20,573,333	$8,908,301	$8,170,547	$6,943,782

Notes to Schedule of Investments — September 30, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.
(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to $8,083,186 or 6.03% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.
(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.
*	Amount is less than $0.50.

Abbreviations:

CMT Constant Maturity Treasury

LIBOR London Interbank Offered Rate

REMIC Real Estate Mortgage Investment Conduit

SOFR Secured Overnight Financing Rate

STRIPS Separate Trading of Registered Interest and Principal of Security

TBA To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	61

State Street Active Core Bond Fund

Schedule of Investments, continued — September 30, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Active Core Bond Fund	Investments in Securities

	U.S. Treasuries	$—	$24,255,675	$—	$24,255,675

	Agency Mortgage Backed	—	32,750,893	—	32,750,893

	Agency Collateralized Mortgage Obligations	—	6,544,107	—	6,544,107

	Asset Backed	—	2,574,611	—	2,574,611

	Corporate Notes	—	55,365,426	—	55,365,426

	Non-Agency Collateralized Mortgage Obligations	—	8,962,264	—	8,962,264

	Sovereign Bonds	—	768,280	—	768,280

	Municipal Bonds and Notes	—	563,150	—	563,150

	Preferred Stock	223,543	—	—	223,543

	Short-Term Investments	9,155,711	—	—	9,155,711

	Total Investments in Securities	$9,379,254	$131,784,406	$—	$141,163,660

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$397,599	$—	$397,599

	Long Futures Contracts - Unrealized Appreciation	7,308	—	—	7,308

	Long Futures Contracts - Unrealized Depreciation	(1,680)	—	—	(1,680)

	Short Futures Contracts - Unrealized Appreciation	9,140	—	—	9,140

	Short Futures Contracts - Unrealized Depreciation	(3,677)	—	—	(3,677)

	Total Other Financial Instruments	$11,091	$397,599	$—	$408,690

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,836,549	$47,836,549	$107,853,067	$146,533,905	$—	$—	9,155,711	$9,155,711	$184,582

See Notes to Schedules of Investments and Notes to Financial Statements.

62	State Street Active Core Bond Fund

State Street Institutional U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Inception date					11/25/97

Net asset value, beginning of period	$12.30	$13.74	$14.95	$13.50	$14.46

Income/(loss) from investment operations:
Net investment income	0.14 (a)	0.15 (a)	0.16 (a)	0.18 (a)	0.21 (a)
Net realized and unrealized gains/(losses) on investments	2.35 (a)	0.05 (a)	1.95 (a)	2.16 (a)	1.52 (a)

Total income from investment operations	2.49	0.20	2.11	2.34	1.73

Less distributions from:
Net investment income	0.16	0.18	0.21	0.21	0.24
Net realized gains	0.66	1.46	3.11	0.68	2.45

Total distributions	0.82	1.64	3.32	0.89	2.69

Net asset value, end of period	$13.97	$12.30	$13.74	$14.95	$13.50

Total return(b)	20.77%	4.43%	16.72%	18.29%	13.29%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$461,624	$419,296	$522,658	$461,828	$603,060

Ratios to average net assets:
Net expenses	0.37%	0.38%	0.37%	0.37%	0.37%
Gross expenses	0.37%	0.38%	0.37%	0.37%	0.37%
Net investment income	1.12%	1.29%	1.21%	1.29%	1.61%
Portfolio turnover rate	38%	35%	48%	80%	43%

	Service Class
	9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Inception date					1/3/01

Net asset value, beginning of period	$13.32	$14.70	$15.77	$14.18	$15.06

Income/(loss) from investment operations:
Net investment income	0.12 (a)	0.14 (a)	0.14 (a)	0.15 (a)	0.19 (a)
Net realized and unrealized gains/(losses) on investments	2.54 (a)	0.09 (a)	2.08 (a)	2.29 (a)	1.58 (a)

Total income from investment operations	2.66	0.23	2.22	2.44	1.77

Less distributions from:
Net investment income	0.11	0.15	0.18	0.17	0.20
Net realized gains	0.66	1.46	3.11	0.68	2.45

Total distributions	0.77	1.61	3.29	0.85	2.65

Net asset value, end of period	$15.21	$13.32	$14.70	$15.77	$14.18

Total return(b)	20.52%	4.23%	16.35%	18.07%	12.96%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$58	$48	$104	$95	$95

Ratios to average net assets:
Net expenses	0.62%	0.63%	0.62%	0.62%	0.62%
Gross expenses	0.62%	0.63%	0.62%	0.62%	0.62%
Net investment income	0.87%	1.06%	0.95%	1.04%	1.35%
Portfolio turnover rate	38%	35%	48%	80%	43%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	63

State Street Institutional Premier Growth Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/20	9/30/19		9/30/18	9/30/17	9/30/16
Inception date						10/29/99

Net asset value, beginning of period	$15.51	$17.49		$15.69	$14.23	$13.61

Income/(loss) from investment operations:
Net investment income	0.05 (a)	0.09	(a)	0.11 (a)	0.13 (a)	0.13 (a)
Net realized and unrealized gains/(losses) on investments	3.89 (a)	(0.03	)(a)	2.82 (a)	2.60 (a)	1.88 (a)

Total income from investment operations	3.94	0.06		2.93	2.73	2.01

Less distributions from:
Net investment income	0.09	0.11		0.13	0.12	0.14
Net realized gains	8.64	1.93		1.00	1.15	1.25

Total distributions	8.73	2.04		1.13	1.27	1.39

Net asset value, end of period	$10.72	$15.51		$17.49	$15.69	$14.23

Total return(b)	39.25%	3.57%		19.64%	21.18%	15.25%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$73,933	$192,144		$365,078	$360,416	$325,700

Ratios to average net assets:
Net expenses	0.42%	0.39%		0.38%	0.38%	0.38%
Gross expenses	0.42%	0.39%		0.38%	0.38%	0.38%
Net investment income	0.40%	0.59%		0.68%	0.88%	0.95%
Portfolio turnover rate	28%	27%		21%	24%	21%

	Service Class
	9/30/20	9/30/19		9/30/18	9/30/17	9/30/16
Inception date						1/3/01

Net asset value, beginning of period	$15.27	$17.24		$15.48	$14.06	$13.46

Income/(loss) from investment operations:
Net investment income	0.01 (a)	0.05	(a)	0.07 (a)	0.09 (a)	0.09 (a)
Net realized and unrealized gains/(losses) on investments	3.80 (a)	(0.02	)(a)	2.78 (a)	2.57 (a)	1.87 (a)

Total income from investment operations	3.81	0.03		2.85	2.66	1.96

Less distributions from:
Net investment income	0.04	0.07		0.09	0.09	0.11
Net realized gains	8.64	1.93		1.00	1.15	1.25

Total distributions	8.68	2.00		1.09	1.24	1.36

Net asset value, end of period	$10.40	$15.27		$17.24	$15.48	$14.06

Total return(b)	38.83%	3.32%		19.37%	20.84%	14.99%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,832	$9,609		$17,298	$16,136	$11,547

Ratios to average net assets:
Net expenses	0.69%	0.64%		0.63%	0.63%	0.63%
Gross expenses	0.69%	0.64%		0.63%	0.63%	0.63%
Net investment income	0.08%	0.34%		0.43%	0.62%	0.67%
Portfolio turnover rate	28%	27%		21%	24%	21%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

See Notes to Financial Highlights and Notes to Financial Statements

64	Financial Highlights

State Street Institutional Small-Cap Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/20		9/30/19		9/30/18		9/30/17	9/30/16
Inception date								8/3/98

Net asset value, beginning of period	$17.04		$21.94		$20.79		$17.96	$17.18

Income/(loss) from investment operations:
Net investment income	0.05	(a)	0.06	(a)	0.03	(a)	0.05 (a)	0.04	(a)
Net realized and unrealized gains/(losses) on investments	(0.45	)(a)	(2.06	)(a)	2.95	(a)	3.42 (a)	2.79	(a)

Total income/(loss) from investment operations	(0.40)		(2.00)		2.98		3.47	2.83

Less distributions from:
Net investment income	0.07		0.04		0.04		0.04	0.03
Net realized gains	1.02		2.86		1.79		0.60	2.02

Total distributions	1.09		2.90		1.83		0.64	2.05

Net asset value, end of period	$15.55		$17.04		$21.94		$20.79	$17.96

Total return(c)	(3.03)%		(6.21)%		15.47%		19.65%	18.24%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$973,165		$1,255,899		$1,528,575		$1,464,018	$1,298,789

Ratios to average net assets:
Net expenses	0.89%		0.88%		0.88%		0.88%	0.89%
Gross expenses	0.89%		0.88%		0.88%		0.88%	0.89%
Net investment income	0.33%		0.37%		0.14%		0.27%	0.25%
Portfolio turnover rate	31%		29%		38%		34%	33%

	Service Class
	9/30/20		9/30/19		9/30/18		9/30/17	9/30/16
Inception date								9/30/05

Net asset value, beginning of period	$17.02		$21.93		$20.79		$17.98	$17.21

Income/(loss) from investment operations:
Net investment income (loss)	0.01	(a)	0.02	(a)	(0.02	)(a)	0.01 (a)	(0.00	)(a)(b)
Net realized and unrealized gains/(losses) on investments	(0.46	)(a)	(2.05	)(a)	2.95	(a)	3.41 (a)	2.80	(a)

Total income/(loss) from investment operations	(0.45)		(2.03)		2.93		3.42	2.80

Less distributions from:
Net investment income	0.02		0.02		—		0.01	0.01
Net realized gains	1.02		2.86		1.79		0.60	2.02

Total distributions	1.04		2.88		1.79		0.61	2.03

Net asset value, end of period	$15.53		$17.02		$21.93		$20.79	$17.98

Total return(c)	(3.30)%		(6.44)%		15.14%		19.38%	17.96%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,750		$1,937		$2,671		$2,373	$2,579

Ratios to average net assets:
Net expenses	1.14%		1.13%		1.13%		1.13%	1.14%
Gross expenses	1.14%		1.13%		1.13%		1.13%	1.14%
Net investment income (loss)	0.08%		0.12%		(0.11)%		0.03%	(0.00	)%(d)
Portfolio turnover rate	31%		29%		38%		34%	33%

(a)	Per share values have been calculated using the average share method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Less than 0.005%.

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	65

State Street Institutional International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/20	9/30/19	9/30/18		9/30/17	9/30/16
Inception date						11/25/97

Net asset value, beginning of period	$13.42	$13.37	$13.42		$11.83	$11.41

Income/(loss) from investment operations:
Net investment income	0.32 (a)	0.15 (a)	0.23	(a)	0.17 (a)	0.20 (a)
Net realized and unrealized gains/(losses) on investments	0.79 (a)	0.22 (a)	(0.09	)(a)	1.63 (a)	0.40 (a)

Total income from investment operations	1.11	0.37	0.14		1.80	0.60

Less distributions from:
Net investment income	0.27	0.32	0.19		0.21	0.18

Total distributions	0.27	0.32	0.19		0.21	0.18

Net asset value, end of period	$14.26	$13.42	$13.37		$13.42	$11.83

Total return(b)	8.28%	3.18%	1.01%		15.58%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$83,672	$73,060	$1,095,253		$1,213,757	$1,238,011

Ratios to average net assets:
Net expenses	0.55%	0.56%	0.57%		0.57%	0.57%
Gross expenses	0.69%	0.63%	0.57%		0.57%	0.57%
Net investment income	2.39%	1.15%	1.68%		1.40%	1.73%
Portfolio turnover rate	25%	20%	24%		30%	33%

	Service Class
	9/30/20	9/30/19	9/30/18		9/30/17	9/30/16
Inception date						1/3/01

Net asset value, beginning of period	$13.37	$13.28	$13.34		$11.76	$11.33

Income/(loss) from investment operations:
Net investment income	0.29 (a)	0.22 (a)	0.20	(a)	0.14 (a)	0.17 (a)
Net realized and unrealized gains/(losses) on investments	0.79 (a)	0.13 (a)	(0.10	)(a)	1.63 (a)	0.40 (a)

Total income from investment operations	1.08	0.35	0.10		1.77	0.57

Less distributions from:
Net investment income	0.24	0.26	0.16		0.19	0.14

Total distributions	0.24	0.26	0.16		0.19	0.14

Net asset value, end of period	$14.21	$13.37	$13.28		$13.34	$11.76

Total return(b)	7.96%	3.03%	0.75%		15.33%	5.01%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,201	$13,228	$17,820		$18,687	$17,796

Ratios to average net assets:
Net expenses	0.80%	0.81%	0.82%		0.82%	0.82%
Gross expenses	0.94%	0.94%	0.82%		0.82%	0.82%
Net investment income	2.19%	1.80%	1.44%		1.14%	1.45%
Portfolio turnover rate	25%	20%	24%		30%	33%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

See Notes to Financial Highlights and Notes to Financial Statements

66	Financial Highlights

State Street Active Core Bond Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Investment Class
	9/30/20		9/30/19	9/30/18		9/30/17		9/30/16
Inception date								11/21/97

Net asset value, beginning of period	$9.66		$9.07	$9.52		$9.67		$9.45

Income/(loss) from investment operations:
Net investment income	0.21	(a)	0.27 (a)	0.26	(a)	0.24	(a)	0.26 (a)
Net realized and unrealized gains/(losses) on investments	0.44	(a)	0.60 (a)	(0.38	)(a)	(0.15	)(a)	0.31 (a)

Total income/(loss) from investment operations	0.65		0.87	(0.12)		0.09		0.57

Less distributions from:
Net investment income	0.29		0.28	0.27		0.23		0.26
Net realized gains	0.14		—	0.06		0.01		0.09

Total distributions	0.43		0.28	0.33		0.24		0.35

Net asset value, end of period	$9.88		$9.66	$9.07		$9.52		$9.67

Total return(b)	6.92%		9.76%	(1.35)%		0.98%		6.18%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$133,793		$115,089	$221,201		$220,157		$298,908

Ratios to average net assets:
Net expenses	0.28%		0.26%	0.25%		0.24%		0.24%
Gross expenses	0.29%		0.26%	0.25%		0.24%		0.24%
Net investment income	2.20%		2.92%	2.83%		2.56%		2.79%
Portfolio turnover rate	120	%(c)	438%	181%		326%		219%

	Service Class
	9/30/20		9/30/19	9/30/18		9/30/17		9/30/16
Inception date								9/30/05

Net asset value, beginning of period	$9.89		$9.28	$9.73		$9.89		$9.66

Income/(loss) from investment operations:
Net investment income	0.19	(a)	0.25 (a)	0.24	(a)	0.22	(a)	0.25 (a)
Net realized and unrealized gains/(losses) on investments	0.45	(a)	0.62 (a)	(0.38	)(a)	(0.16	)(a)	0.31 (a)

Total income/(loss) from investment operations	0.64		0.87	(0.14)		0.06		0.56

Less distributions from:
Net investment income	0.25		0.26	0.25		0.21		0.24
Net realized gains	0.14		—	0.06		0.01		0.09

Total distributions	0.39		0.26	0.31		0.22		0.33

Net asset value, end of period	$10.14		$9.89	$9.28		$9.73		$9.89

Total return(b)	6.63%		9.56%	(1.51)%		0.65%		5.95%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$362		$86	$80		$90		$181

Ratios to average net assets:
Net expenses	0.54%		0.51%	0.50%		0.49%		0.49%
Gross expenses	0.54%		0.51%	0.50%		0.49%		0.49%
Net investment income	1.94%		2.65%	2.57%		2.28%		2.58%
Portfolio turnover rate	120	%(c)	438%	181%		326%		219%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(c)	The portfolio turnover calculated for the period ended 9/30/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 405%.

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	67

State Street Institutional Funds

Statements of Assets and Liabilities — September 30, 2020

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in securities, at fair value (cost $311,272,257; $42,241,829; $791,031,936; $76,884,158; and $126,811,514, respectively)	$455,524,272	$80,729,536	$930,904,005
Investments in affiliated securities, at fair value (cost $796,557)	—	1,035,197	—
Short-term affiliated investments, at fair value	5,363,497	1,019,025	29,664,602
Cash	30,448	2,357	19,497
Net cash collateral on deposit with broker for future contracts	35,937	27,405	6,061,888
Foreign currency (cost $0; $0; $0; $7,667; and $0, respectively)	—	—	—
Receivable for investments sold	512,194	—	11,244,548
Income receivables	338,160	11,143	631,012
Receivable for fund shares sold	35,132	1,380	32,660
Income receivable from affiliated investments	323	67	2,560
Receivable for accumulated variation margin on swap contracts	—	—	—
Receivable for accumulated variation margin on futures contracts	600	—	—

Total assets	461,840,563	82,826,110	978,560,772

Liabilities
Net cash collateral on futures contracts due to broker	—	—	—
Net cash collateral on swap contracts due to broker	—	—	—
Payable for investments purchased	—	—	1,891,480
Payable for fund shares redeemed	19,399	26,910	968,055
Payable for accumulated variation margin on futures contracts	—	2,845	59,120
Payable to the Adviser	138,689	29,830	726,237
Accrued other expenses	89	111	364
Distribution and service fees	13	1,805	363

Total liabilities	158,190	61,501	3,645,619

Net Assets	$461,682,373	$82,764,609	$974,915,153

Net Assets Consist of:
Capital paid in	$300,109,447	$36,786,664	$828,143,673
Total distributable earnings (loss)	$161,572,926	$45,977,945	$146,771,480

Net Assets	$461,682,373	$82,764,609	$974,915,153

Investment Class:
Net Assets	$461,624,298	$73,932,861	$973,165,334
Shares outstanding ($0.001 par value, unlimited shares authorized)	33,054,692	6,896,460	62,599,798
Net asset value, offering and redemption price per share	$13.97	$10.72	$15.55

Service Class:
Net Assets	$58,075	$8,831,748	$1,749,819
Shares outstanding ($0.001 par value, unlimited shares authorized)	3,819	849,302	112,681
Net asset value, offering and redemption price per share	$15.21	$10.40	$15.53

The accompanying Notes are an integral part of these financial statements.

68	Statements of Assets and Liabilities

State Street Institutional International Equity Fund	State Street Active Core Bond Fund

$92,211,873	$132,007,949
—	—
1,143,904	9,155,711
—	207,649
45,287	—
7,711	—
—	6,118,767
1,505,592	681,407
10,251	11,776
98	661
—	175,453
—	8,403

94,924,716	148,367,776

—	22,265
—	140,549
—	14,019,854
2,401	1,435
8,791	—
38,460	29,313
19	23
2,329	73

52,000	14,213,512

$94,872,716	$134,154,264

$79,864,007	$127,282,108
$15,008,709	$6,872,156

$94,872,716	$134,154,264

$83,671,697	$133,792,550
5,867,884	13,537,588
$14.26	$9.88

$11,201,019	$361,714
788,465	35,659
$14.21	$10.14

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	69

State Street Institutional Funds

Statements of Operations — For the year ended September 30, 2020

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$6,242,137	$1,049,221	$12,774,742
Interest	—	—	—
Income from affiliated investments	94,816	60,889	587,291
Less: Foreign taxes withheld	(1,022)	(2,331)	(39,675)

Total income	6,335,931	1,107,779	13,322,358

Expenses
Advisory and administration fees	1,558,710	551,962	9,675,648
Distribution and service fees
Service Class	130	20,666	4,318
Trustees’ fees	23,627	21,669	30,308

Total expenses before waivers	1,582,467	594,297	9,710,274

Less: Expenses waived or borne by the adviser	—	—	—

Total expenses	1,582,467	594,297	9,710,274

Net investment income	$4,753,464	$513,482	$3,612,084

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$19,527,058	$67,682,161	$31,350,935
Affiliated investments	—	(42,620)	—
Futures	325,645	315,671	296,310
Swap contracts	—	—	—
Foreign currency transactions	(3)	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	57,091,877	(31,803,627)	(77,201,758)
Affiliated investments	—	220,144	—
Futures	54,458	(34,231)	523,305
Swap contracts	—	—	—
Foreign currency translations	—	—	—

Net realized and unrealized gain (loss) on investments	76,999,035	36,337,498	(45,031,208)

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,752,499	$36,850,980	$(41,419,124)

(a)	Includes foreign capital gain taxes of $(16,718).
(b)	Includes foreign deferred taxes of $(39,228).

The accompanying Notes are an integral part of these financial statements.

70	Statements of Operations

State Street Institutional International Equity Fund	State Street Active Core Bond Fund

$2,507,135	$12,545
—	2,749,062
14,347	184,582
—	—

2,521,482	2,946,189

570,543	324,781

30,885	433
20,795	21,015

622,223	346,229

(120,672)	(11,140)

501,551	335,089

$2,019,931	$2,611,100

$1,415,423 (a)	$4,676,842
—	—
(69,350)	(338,788)
—	(1,224,123)
17,056	—

3,354,952 (b)	1,386,923
—	—
(9,783)	21,084
—	658,792
101,600	—

4,809,898	5,180,730

$6,829,829	$7,791,830

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	71

State Street Institutional Funds

Statements of Changes in Net Assets

	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$4,753,464	$5,325,947	$513,482	$1,658,486
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	19,852,700	35,203,076	67,955,212	69,342,586
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	57,146,335	(28,183,576)	(31,617,714)	(66,366,188)

Net increase (decrease) from operations	81,752,499	12,345,447	36,850,980	4,634,884

Distributions to shareholders:
Total distributions
Investment Class	(26,072,740)	(51,146,504)	(122,991,014)	(42,353,247)
Service Class	(2,748)	(11,658)	(4,866,436)	(1,739,540)

Total distributions	(26,075,488)	(51,158,162)	(127,857,450)	(44,092,787)

Increase (decrease) in assets from operations and distributions	55,677,011	(38,812,715)	(91,006,470)	(39,457,903)

Share transactions:
Proceeds from sale of shares
Investment Class	21,263,774	19,779,530	14,487,775	25,674,167
Service Class	20,082	10,736	1,885,268	1,436,396
Value of distributions reinvested
Investment Class	25,797,811	50,829,580	122,990,094	42,353,031
Service Class	2,748	11,658	4,866,436	1,739,540
Cost of shares redeemed
Investment Class	(60,403,984)	(135,167,778)	(166,783,898)	(203,786,330)
Service Class	(19,074)	(69,590)	(5,426,873)	(8,582,328)

Net increase (decrease) from share transactions	(13,338,643)	(64,605,864)	(27,981,198)	(141,165,524)

Total increase (decrease) in net assets	42,338,368	(103,418,579)	(118,987,668)	(180,623,427)

Net Assets
Beginning of year	419,344,005	522,762,584	201,752,277	382,375,704

End of year	$461,682,373	$419,344,005	$82,764,609	$201,752,277

Changes in Fund Shares
Investment Class
Shares sold	1,658,150	1,634,786	1,177,997	1,816,182
Issued for distributions reinvested	2,034,528	5,160,363	12,292,292	3,480,118
Shares redeemed	(4,713,446)	(10,745,205)	(18,958,505)	(13,784,432)

Net increase (decrease) in fund shares	(1,020,768)	(3,950,056)	(5,488,216)	(8,488,132)

Service Class
Shares sold	1,303	814	183,138	97,423
Issued for distributions reinvested	199	1,092	494,189	144,962
Shares redeemed	(1,264)	(5,413)	(457,284)	(616,726)

Net increase (decrease) in fund shares	238	(3,507)	220,043	(374,341)

The accompanying Notes are an integral part of these financial statements.

72	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund		State Street Institutional International Equity Fund		State Street Active Core Bond Fund
Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019

$3,612,084	$4,820,698	$2,019,931	$2,020,628	$2,611,100	$5,541,524
31,647,245	63,095,678	1,363,129	60,234,710	3,113,931	6,811,921
(76,678,453)	(168,810,934)	3,446,769	(147,445,599)	2,066,799	6,137,047

(41,419,124)	(100,894,558)	6,829,829	(85,190,261)	7,791,830	18,490,492

(77,013,163)	(193,897,894)	(1,417,916)	(19,402,183)	(5,180,419)	(5,762,735)
(109,788)	(335,145)	(230,486)	(344,397)	(5,910)	(2,279)

(77,122,951)	(194,233,039)	(1,648,402)	(19,746,580)	(5,186,329)	(5,765,014)

(118,542,075)	(295,127,597)	5,181,427	(104,936,841)	2,605,501	12,725,478

55,256,413	33,843,372	8,611,083	2,385,163	30,031,206	62,779,155
301,847	272,639	182,631	155,994	292,572	—

77,013,163	193,897,894	1,417,425	19,401,437	5,170,345	5,460,386
109,787	335,145	230,375	343,612	5,882	2,279

(296,634,844)	(205,807,797)	(3,933,169)	(939,204,381)	(19,099,938)	(187,071,527)
(424,254)	(824,015)	(3,104,945)	(4,930,445)	(26,421)	(1,340)

(164,377,888)	21,717,238	3,403,400	(921,848,620)	16,373,646	(118,831,047)

(282,919,963)	(273,410,359)	8,584,827	(1,026,785,461)	18,979,147	(106,105,569)

1,257,835,116	1,531,245,475	86,287,889	1,113,073,350	115,175,117	221,280,686

$974,915,153	$1,257,835,116	$94,872,716	$86,287,889	$134,154,264	$115,175,117

3,511,521	1,949,822	604,371	195,795	3,070,585	6,707,445
4,426,044	13,849,850	98,982	1,670,182	536,343	589,748
(19,031,357)	(11,776,123)	(279,919)	(78,354,272)	(1,980,172)	(19,766,822)

(11,093,792)	4,023,549	423,434	(76,488,295)	1,626,756	(12,469,629)

18,676	15,822	13,765	12,551	29,044	—
6,306	23,922	16,121	29,931	589	239
(26,081)	(47,743)	(230,777)	(394,952)	(2,694)	(144)

(1,099)	(7,999)	(200,891)	(352,470)	26,939	95

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	73

State Street Institutional Funds

Notes to Financial Statements — September 30, 2020

1.	Organization of the Funds

State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following five series (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Active Core Bond Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

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•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other

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than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in each Fund’s respective Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA FM’s estimates of such re-designations for which actual information has not yet been reported.

Expenses  Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Distributions  Distributions from net investment income, if any, are declared and paid annually for all Funds except the State Street Active Core Bond Fund. The State Street Active Core Bond Fund declares them daily and pays them monthly.

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Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures

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State Street Institutional Funds

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contracts do not correlate the movement of the assets underlying such contracts. For the fiscal year ended September 30, 2020, the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Options on Futures Contracts  Each Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the year ended September 30, 2020, the State Street Active Core Bond Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps  During the fiscal year ended September 30, 2020, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized

78	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — September 30, 2020 appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended September 30, 2020, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage interest rate risk.

The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2020 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$600	$—	$600
State Street Active Core Bond Fund
Futures Contracts	$8,403	$—	$—	$—	$—	$8,403
Swap Contracts	—	—	175,453	—	—	175,453

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$(2,845)	$—	$(2,845)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(59,120)	$—	$(59,120)
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(8,791)	$—	$(8,791)

Notes to Financial Statements	79

State Street Institutional Funds

Notes to Financial Statements, continued — September 30, 2020

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$325,645	$—	$325,645
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$315,671	$—	$315,671
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$296,310	$—	$296,310
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(69,350)	$—	$(69,350)
State Street Active Core Bond Fund
Futures Contracts	$(338,788)	—	$—	$—	$—	$(338,788)
Swap Contracts	(467,776)	—	(756,347)	—	—	(1,224,123)
Purchased Option Contracts(a)	89,653	—	—	—	—	89,653

(a)	Purchased Options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$54,458	$—	$54,458
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$(34,231)	$—	$(34,231)
State Street Institutional Small-Cap Equity Fund
	$—	$—	$—	$523,305	$—	$523,305
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(9,783)	$—	$(9,783)
State Street Active Core Bond Fund
Futures Contracts	$21,084	$—	$—	$—	$—	$21,084
Swap Contracts	285,729	—	373,063	—	—	658,792

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative

80	Notes to Financial Statements

State Street Institutional Funds

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services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee

State Street Institutional U.S. Equity Fund	First $25 million	0.55%

State Street Institutional Premier Growth Equity Fund	Next $25 million	0.45%

	Over $50 million	0.35%

State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%

	Next $250 million	0.90%

	Over $500 million	0.85%

State Street Institutional International Equity Fund	First $25 million	0.75%

	Next $50 million	0.65%

	Over $75 million	0.55%

State Street Active Core Bond Fund	First $25 million	0.35%

	Next $25 million	0.30%

	Next $50 million	0.25%

	Over $100 million	0.20%

Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

SSGA FM is contractually obligated, until January 31, 2021 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional International Equity Fund and/or (ii) to reimburse the Fund for expenses to the extent that the Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing fees) exceed 0.55% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2021, except with approval of the Board.

SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or reimburse certain expenses for the State Street Active Core Bond Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2021 except with approval of the Board.

Amounts waived or reimbursed are included in the respective Statements of Operations.

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended September 30, 2020 are disclosed in the Schedules of Investments.

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Due to Custodian  In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street Bank and Trust Company, as custodian, who is an affiliate of the Funds.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended September 30, 2020 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Institutional U.S. Equity Fund	$—	$—	$157,959,748	$183,792,419
State Street Institutional Premier Growth Equity Fund	—	—	35,194,658	189,347,349
State Street Institutional Small-Cap Equity Fund	—	—	322,586,772	537,539,039
State Street Institutional International Equity Fund	—	—	24,110,319	20,851,733
State Street Active Core Bond Fund	402,161,110	419,242,279	54,235,098	27,377,218

Redemption In-Kind  In accordance with guidelines described in a Fund’s prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations.

During the year ended September 30, 2019, the State Street Institutional International Equity Fund had a redemption in-kind that resulted in a redemption from the Fund of $919,887,389. The redemption was paid in securities and cash in the amounts of $845,305,430 and $74,581,959, respectively.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of

82	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — September 30, 2020 distributions, foreign currency gains and losses, paydown gains and losses, futures contracts, swap contracts, straddle loss deferrals, capital gain taxes, return of capital adjustments, wash sale loss deferrals and amortization and accretion of premium and discount for financial statement purposes.

The tax character of distributions paid during the year ended September 30, 2020 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total
State Street Institutional U.S. Equity Fund	$5,521,133	$20,554,355	$26,075,488
State Street Institutional Premier Growth Equity Fund	4,048,192	123,809,258	127,857,450
State Street Institutional Small-Cap Equity Fund	4,644,123	72,478,828	77,122,951
State Street Institutional International Equity Fund	1,648,402	—	1,648,402
State Street Active Core Bond Fund	5,186,329	—	5,186,329

The tax character of distributions paid during the year ended September 30, 2019 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total
State Street Institutional U.S. Equity Fund	$6,077,282	$45,080,880	$51,158,162
State Street Institutional Premier Growth Equity Fund	2,961,736	41,131,051	44,092,787
State Street Institutional Small-Cap Equity Fund	13,869,602	180,363,437	194,233,039
State Street Institutional International Equity Fund	19,746,580	—	19,746,580
State Street Active Core Bond Fund	5,765,014	—	5,765,014

At September 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Total
State Street Institutional U.S. Equity Fund	$4,331,178	$—	$16,151,152	$141,090,596	$161,572,926
State Street Institutional Premier Growth Equity Fund	268,831	—	7,727,059	37,982,055	45,977,945
State Street Institutional Small-Cap Equity Fund	1,578,201	—	25,568,949	119,624,330	146,771,480
State Street Institutional International Equity Fund	2,013,554	(1,920,056)	—	14,951,211	15,008,709
State Street Active Core Bond Fund	2,061,073	—	—	4,811,022	6,872,095

As of September 30, 2020, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

Fund	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional International Equity Fund	$1,920,056	$—

As of September 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$319,797,769	$154,690,340	$13,599,744	$141,090,596
State Street Institutional Premier Growth Equity Fund	44,798,853	38,347,899	365,844	37,982,055
State Street Institutional Small-Cap Equity Fund	840,884,592	207,473,137	87,848,807	119,624,330
State Street Institutional International Equity Fund	78,476,040	22,146,532	7,275,507	14,871,025
State Street Active Core Bond Fund	136,761,328	5,760,841	949,819	4,811,022

Notes to Financial Statements	83

State Street Institutional Funds

Notes to Financial Statements, continued — September 30, 2020

9.	Line of Credit

The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Effective October 8, 2020, interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.

The Funds had no outstanding loans as of September 30, 2020.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Credit Risk  A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and

84	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — September 30, 2020 whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

11.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)-Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Funds have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, each Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments as follows:

Fund	Adjustment
State Street Active Core Bond Fund	$4,953

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	85

State Street Institutional Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of State Street Institutional Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of State Street Institutional Funds (the “Trust”) (comprising, respectively, State Street Institutional U.S Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity, State Street Institutional International Equity Fund and State Street Active Core Bond Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising State Street Institutional Funds at September 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

November 25, 2020

86	Report of Independent Registered Public Accounting Firm

State Street Institutional Funds

Other Information — September 30, 2020 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2020.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Business Income Deduction

Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Capital Gain Dividend

Long term capital gain dividends were paid from the Funds during the year ended September 30, 2020:

Amount
State Street Institutional U.S. Equity Fund	$20,554,355
State Street Premier Growth Equity Fund	123,809,258
State Street Institutional Small-Cap Equity Fund	72,478,828

Foreign Tax Credit

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2020, the total amount of foreign taxes that will be passed through are:

Amount
State Street Institutional International Equity Fund	$191,329

The amount of foreign source income earned on the following Fund during the year ended September 30, 2020 was as follows:

Amount
State Street Institutional International Equity Fund	$1,630,097

Proxy Voting Policies and Procedures and Record

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	87

State Street Institutional Funds

Other Information, continued — September 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Funds (the “Trust”) met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of the Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (each, a “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, the Trust on behalf of the State Street Institutional Small-Cap Equity Fund (the “Institutional Small-Cap Equity Fund”), and each of Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser and Sub-Advisers in connection with their consideration of approval of the Agreements. Following the April 7, 2020 meeting, the

[1]

The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

88	Other Information

State Street Institutional Funds

Other Information, continued — September 30, 2020 (Unaudited)

Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to each applicable Fund and (b) affiliates of SSGA FM that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser and Sub-Advisers

•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;

•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;

•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;

Other Information	89

State Street Institutional Funds

Other Information, continued — September 30, 2020 (Unaudited)

•

A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and

•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡

The Sub-Advisers, with respect to their operations relating to the Institutional Small-Cap Equity Fund and their approximate profitability from such operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Funds, as applicable, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Funds, as applicable, and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

90	Other Information

State Street Institutional Funds

Other Information, continued — September 30, 2020 (Unaudited)

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2020, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to each applicable Fund by the Adviser and Sub-Advisers.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. For the Institutional Small-Cap Equity Fund, the Board considered the Adviser’s process used for overseeing multiple sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Institutional Small-Cap Equity Fund. The Board also considered the Institutional Small-Cap Equity Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Institutional Small-Cap Equity Fund’s overall strategy.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and

Other Information	91

State Street Institutional Funds

Other Information, continued — September 30, 2020 (Unaudited)

Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:

State Street Active Core Bond Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods and above its Lipper Index for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional Premier Growth Equity Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 10-year periods and below the medians of its Performance Group and Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1- and 10-year periods and below its Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional International Equity Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period and below the medians of its Performance Group and Performance Universe and its Lipper Index for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional U.S. Equity Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and below the median of its Performance Group for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

State Street Institutional Small-Cap Equity Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. For the Institutional Small-Cap Equity Fund, the Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Advisers, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of certain Funds to limit the total expenses borne by shareholders of such Funds. SSGA FM reviewed with the Board the Funds’ unitary fee structure where SSGA FM (and not the Funds) bears most of the Funds’ operating expenses, therefore affecting SSGA FM’s profitability. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Funds and are not paid by the Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:

State Street Active Core Bond Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

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State Street Institutional Premier Growth Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional U.S. Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

State Street Institutional Small-Cap Equity Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to each applicable Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the applicable Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser and the Sub-Advisers with respect to each of the applicable Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Institutional Small-Cap Equity Fund is not a material factor to the approval of the Sub-Advisory Agreements.

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Conclusions

In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the Agreements.

Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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State Street Institutional Small-Cap Equity Fund

BOARD CONSIDERATIONS RELATED TO APPROVAL OF NEW SUB-ADVISORY AGREEMENT

SouthernSun Asset Management, LLC (“SouthernSun” or the “Sub-Adviser”) currently serves as sub-adviser to State Street Institutional Small-Cap Equity Fund (the “Fund”), a series of State Street Institutional Funds (the “Trust”). At the meeting held on August 7, 2020, the Board of Trustees of the Trust (the “Board”), approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between SSGA Funds Management, Inc. (the “Adviser”) and SouthernSun with respect to the Fund in connection with the anticipated termination of the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and SouthernSun in connection with SouthernSun’s acquisition of Affiliated Managers Group, Inc.’s ownership interest in SouthernSun (the “Transaction”). The Board considered the New Sub-Advisory Agreement as a result of the Transaction. The Board considered that the Transaction would result in the “assignment” of the Prior Sub-Advisory Agreement, which would automatically terminate as provided for in Section 15(a)(4) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Overview of the Contract Review Process

The Board met telephonically1 on August 7, 2020 (in reliance on the Order), including in executive sessions attended by the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Board Members”), to consider a proposal to approve the New Sub-Advisory Agreement. Prior to voting on the proposal, the Independent Board Members, as well as the Board Members who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. In considering the New Sub-Advisory Agreement, the Board Members considered the information relating to the Fund and the Sub-Adviser provided to them in connection with the meeting on August 7, 2020, as well as information provided over the past year and information provided to them in connection with their meeting on May 13-14, 2020, which was the meeting in which the Board considered and approved the renewal of the Prior Sub-Advisory Agreement for the one-year period ending May 31, 2021 (the “Annual Renewal Meeting”). At the August 7, 2020 Meeting, the Sub-Adviser affirmed and updated prior information and representations provided to the Board, including information and representations provided in connection with the Annual Renewal Meeting. The Independent Board Members were separately represented by counsel who is independent of the Adviser and Sub-Adviser (“Independent Legal Counsel”) in connection with their consideration of approval of the New Sub-Advisory Agreement. The Independent Board Members also received a memorandum from their Independent Legal Counsel discussing the legal standards for their consideration of the New Sub-Advisory Agreement and discussed the New Sub-Advisory Agreement in a private session with their Independent Legal Counsel at which no representatives of the Adviser or Sub-Adviser were present.

The Independent Board Members considered, among other things, the following:

Information about Performance, Expenses and Fees

•	In connection with the Annual Renewal Meeting, a report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial

[1]

As result of health and safety measures put in place to combat the global Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 7, 2020 meeting was held telephonically in reliance on the Order. See Investment Company Release No. 33897 (June 19, 2020). This Order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

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Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	In connection with the August 7, 2020 meeting, a report prepared by the Sub-Adviser, which includes updated Fund performance information as of June 30, 2020.

•	Comparative information concerning fees charged by the Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for the Sub-Adviser.

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Sub-Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Sub-Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment and other professionals at the Sub-Adviser responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Sub-Adviser;

•	Information about the Sub-Adviser’s proxy voting policies and procedures and information regarding the Sub-Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Sub-Adviser to overseeing compliance by the Fund and the service providers used by the Sub-Adviser in connecting with providing services to the Fund, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•	A description of the adequacy and sophistication of the Sub-Adviser’s technology and systems with respect to investment and administrative matters;

•	A description of the business continuity and disaster recovery plans of the Sub-Adviser; and

•	Information regarding the Sub-Adviser’s risk management processes.

Other Relevant Information

•	Copies of the New Sub-Advisory Agreement;

•

Responses to an information request letter in connection with the Annual Renewal Meeting, as updated at the August 7, 2020 meeting, requesting specific information from the Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2019.

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•	Materials provided by Broadridge, circulated to the Independent Board Members and to Independent Legal Counsel in connection with the Annual Renewal Meeting.

In addition to the information identified above, the Board considered information provided from time to time by the Sub-Adviser throughout the year at meetings of the Board and its committees. At such meetings, the Board Members received, among other things, presentations by the portfolio managers and other investment professionals of the Sub-Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective. Representatives from the Sub-Adviser attended the August 7, 2020 meeting and informed the Board Members that there would not be any changes to the Fund’s portfolio management team or investment process as a result of the Transaction and also responded to questions from the Independent Board Members regarding SouthernSun and the Transaction.

The Independent Board Members were assisted throughout the contract review process by their Independent Legal Counsel. The Independent Board Members relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the New Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the New Sub-Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Board Member may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on August 7, 2020, the Board, including a majority of the Independent Board Members, voted to approve the New Sub-Advisory Agreement effective upon the close of the Transaction, for an initial two-year period.

Nature, Extent and Quality of Services

In considering whether to approve the New Sub-Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Sub-Adviser.

The Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser. The Board also considered the Fund’s multi-manager structure and how the Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.

On the basis of the foregoing and other relevant information, the Board concluded that the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Board Members relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. The Board also considered updated performance information provided by SouthernSun for various time periods ended June 30, 2020. Among other information, the Board considered the following performance information in its evaluation of the Fund:

Institutional Small-Cap Equity Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods ended December 31, 2019. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

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Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed allocation of the total advisory fees between SSGA FM and the Sub-Adviser. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Sub-Adviser to the fees charged and services provided to other clients of the Sub-Adviser, including institutional accounts, as applicable. In addition, the Board considered the Fund’s unitary fee structure where the Adviser (and not the Fund) bears most of the Fund’s operating expenses. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:

Institutional Small-Cap Equity Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Sub-Adviser in providing investment advisory and other services to the Fund. The Board considered other direct and indirect benefits received by the Sub-Adviser in connection with its relationship with the Fund.

The Board concluded that the profitability of the Sub-Adviser with respect to the Fund was reasonable in relation to the services provided.

Economies of Scale

The Board noted that the fees under the New Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the New Sub-Advisory Agreement.

Conclusions

In reaching its decision to approve the New Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Board Member may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Board Members, concluded that the Sub-Adviser possesses the capability and resources to perform the duties required of it under the New Sub-Advisory Agreement.

Further, based upon its review of the New Sub-Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Board Members, concluded that (1) the terms of the New Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rate payable under the New Sub-Advisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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TRUSTEES AND OFFICERS

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	66	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 – 2017); Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	66	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	66	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	66	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

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Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	66	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	66	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	66	None

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Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEES(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	66	None

Jeanne M. La Porta(2) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Trustee	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trust (“Interested Trustees”).
(2)	Ms. Needham and Ms. La Porta are Interested Trustees because of their employment by SSGA FM, an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

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The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Trustee	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present); Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

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Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Assistant Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	103

State Street Institutional Funds

Trustees:

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers:

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

David K. Lancaster, Assistant Treasurer

Sean O’Malley, Chief Legal Officer

David Barr, Secretary

Andrew DeLorme, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended September 30, 2020 and September 30, 2019, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $128,971 and $132,280, respectively.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2020 and September 30, 2019, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended September 30, 2020 and September 30, 2019, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $40,754 and $41,800, respectively.

(d)	All Other Fees

For the fiscal years ended September 30, 2020 and September 30, 2019, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2020 and September 30, 2019, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,019,005 and $6,939,666, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended September 30, 2020 and September 30, 2019, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $35,152,927 and $35,545,000, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	December 4, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date:	December 4, 2020